UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22756

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	6/30

Date of reporting period:	12/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report
Quantified Alternative Investment Fund - Advisor (QALAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$116	2.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 9.56% for the six months ending December 31, 2025. The S&P 500 Index, the Fund’s benchmark, gained 11.00% for same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds

Techniques

The Fund gained 7.16% for the third quarter of 2025. The Fund underperformed the S&P 500, which gained 8.12%. The Fund’s cash position declined from 12.08% at the beginning of July to 11.93% at the beginning of August and to 10.43% at the beginning of September. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures contributed positively to performance for the quarter.

The Fund gained 2.24% for the fourth quarter. The Fund underperformed the S&P 500, which gained 2.66%. The Fund’s cash position increased over the course of the quarter, moving from approximately 13% of the actively managed rotational portion of the Fund in early October to 22% in early November and 31% in early December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures detracted from performance for the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund - $13,955
S&P 500® Index - $39,512
$40,000
$30,000
$20,000
$10,000
$0
$39,512
$13,955
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Alternative Investment Fund	S&P 500® Index
Mar-2016	$10,000	$10,000
Dec-2016	$10,036	$11,107
Dec-2017	$11,515	$13,532
Dec-2018	$10,421	$12,939
Dec-2019	$11,385	$17,013
Dec-2020	$11,443	$20,143
Dec-2021	$12,709	$25,925
Dec-2022	$11,628	$21,230
Dec-2023	$11,845	$26,811
Dec-2024	$12,288	$33,518
Dec-2025	$13,955	$39,512

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Alternative Investment Fund	9.56%	13.56%	4.05%	3.46%
S&P 500® Index	11.00%	17.88%	14.42%	15.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

  Net Assets$4,186,810
  Number of Portfolio Holdings54
  Advisory Fee $23,281
  Portfolio Turnover365%

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	9.0%
Collateral for Securities Loaned	9.1%
Money Market Funds	17.2%
Exchange-Traded Funds	64.7%

What did the Fund invest in?

Instrument Type Weighting (% of total (including notional) exposure)

Alternative
4.00%
Private Investment Funds
7.00%
Equity Index
9.00%
Fixed Income - Other
21.00%
Cash & Equivalent
22.00%
Equities
37.00%

Value	Value
Equities	37.00%
Cash & Equivalent	22.00%
Fixed Income - Other	21.00%
Equity Index	9.00%
Private Investment Funds	7.00%
Alternative	4.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	9.7%
Hyperion Fund LLC	9.6%
First American Government Obligations Fund, Class Z	9.2%
Fidelity Government Portfolio, Class I	9.1%
iShares Convertible Bond ETF	5.4%
Fidelity High Dividend ETF	4.8%
iShares Short Duration Bond Active ETF	4.8%
iMGP DBi Managed Futures Strategy ETF	4.3%
VanEck Natural Resources ETF	3.9%
Franklin International Low Volatility High Dividend Index ETF	3.5%

The Fund has economic exposure through securities and derivatives to the above security types of 130% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Alternative Investment Fund - Advisor (QALAX )

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QALAX

Quantified Alternative Investment Fund - Investor (QALTX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$81	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 9.84% for the six months ending December 31, 2025. The S&P 500 Index, the Fund’s benchmark, gained 11.00% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds

Techniques

The Fund gained 7.38% for the third quarter of 2025. The Fund underperformed the S&P 500, which gained 8.12%. The Fund’s cash position declined from 12.08% at the beginning of July to 11.93% at the beginning of August and to 10.43% at the beginning of September. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures contributed positively to performance for the quarter.

The Fund gained 2.29% for the fourth quarter. The Fund underperformed the S&P 500, which gained 2.66%. The Fund’s cash position increased over the course of the quarter, moving from approximately 13% of the actively managed rotational portion of the Fund in early October to 22% in early November and 31% in early December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government-bond futures detracted from performance for the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Alternative Investment Fund - $14,573
S&P 500® Index - $39,827
$40,000
$30,000
$20,000
$10,000
$0
$39,827
$14,573
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Alternative Investment Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$9,937	$11,196
Dec-2017	$11,481	$13,640
Dec-2018	$10,460	$13,042
Dec-2019	$11,492	$17,149
Dec-2020	$11,608	$20,304
Dec-2021	$12,973	$26,132
Dec-2022	$11,919	$21,399
Dec-2023	$12,205	$27,025
Dec-2024	$12,749	$33,786
Dec-2025	$14,573	$39,827

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	9.84%	14.30%	4.65%	3.84%
S&P 500® Index	11.00%	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

  Net Assets$4,186,810
  Number of Portfolio Holdings54
  Advisory Fee $23,281
  Portfolio Turnover365%

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	9.0%
Collateral for Securities Loaned	9.1%
Money Market Funds	17.2%
Exchange-Traded Funds	64.7%

What did the Fund invest in?

Instrument Type Weighting (% of total (including notional) exposure)

Value	Value
Equities	37.00%
Cash & Equivalent	22.00%
Fixed Income - Other	21.00%
Equity Index	9.00%
Private Investment Funds	7.00%
Alternative	4.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	9.7%
Hyperion Fund LLC	9.6%
First American Government Obligations Fund, Class Z	9.2%
Fidelity Government Portfolio, Class I	9.1%
iShares Convertible Bond ETF	5.4%
Fidelity High Dividend ETF	4.8%
iShares Short Duration Bond Active ETF	4.8%
iMGP DBi Managed Futures Strategy ETF	4.3%
VanEck Natural Resources ETF	3.9%
Franklin International Low Volatility High Dividend Index ETF	3.5%

The Fund has economic exposure through securities and derivatives to the above security types of 130% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Alternative Investment Fund - Investor (QALTX)

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QALTX

Quantified Common Ground Fund - Advisor (QCGAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Common Ground Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$112	2.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund rose by 3.68% for the six months ending December 31, 2025. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 10.80% for same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund rose 2.27 % for the third quarter, underperforming the S&P 1500, which gained 8.01%. The Fund remained defensive at the start of the quarter following the volatility seen in April. At the beginning of July, the Fund’s combined cash and bond positions totaled 34.19%. Cash exposure was 24.44% in August and rose slightly to 25.42% in September. Utilities remained the most significant sector allocation throughout the quarter.

The Fund rose 1.37% for the fourth quarter, underperforming the S&P 1500 again, which gained 2.58%. The Fund remained defensive in October, maintaining an approximately 18% allocation to cash. The sectors with the largest exposure in October were Real Estate and Utilities. In November, the Fund went fully risk-on, dropping the cash allocation to 2.5%. The largest holdings in November were in Health Care and Information Technology. December saw similarly aggressive positioning, with the largest exposures in Financial and Real Estate.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Common Ground Fund - $9,725
S&P Composite 1500® Index - $11,378
$15,000
$10,000
$5,000
$0
$11,378
$9,725
Jan-2025
Dec-2025

	Quantified Common Ground Fund	S&P Composite 1500® Index
Jan-2025	$10,000	$10,000
Dec-2025	$9,725	$11,378

Average Annual Total Returns

	6 Months	Since Inception (January 31, 2025)
Quantified Common Ground Fund	3.68%	-2.75%
S&P Composite 1500® Index	10.80%	13.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$119,339,508
Number of Portfolio Holdings	42
Advisory Fee	$591,490
Portfolio Turnover	390%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.6%
Common Stocks	87.3%
Money Market Funds	5.1%

What did the Fund invest in?

Sector Weighting (% of total investments)

Financials
23.7%
Real Estate
22.9%
Money Market
12.7%
Materials
11.3%
Energy
7.7%
Technology
7.5%
Industrials
5.9%
Health Care
4.0%
Consumer Discretionary
3.5%
Utilities
0.8%

Value	Value
Utilities	0.8%
Consumer Discretionary	3.5%
Health Care	4.0%
Industrials	5.9%
Technology	7.5%
Energy	7.7%
Materials	11.3%
Money Market	12.7%
Real Estate	22.9%
Financials	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Progressive Corporation (The)	4.8%
Cboe Global Markets, Inc.	4.3%
Nasdaq, Inc.	4.1%
Expand Energy Corporation	4.0%
Welltower, Inc.	4.0%
Air Lease Corporation	3.8%
Regency Centers Corporation	3.7%
Ventas, Inc.	3.7%
Amphenol Corporation, Class A	3.6%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Common Ground Fund - Advisor (QCGAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QCGAX

Quantified Common Ground Fund - Investor (QCGDX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Common Ground Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund rose by 4.01% for the six months ending December 31, 2025. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 10.80% for same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund rose 2.41% for the third quarter, underperforming the S&P 1500, which gained 8.01%. The Fund remained defensive at the start of the quarter following the volatility seen in April. At the beginning of July, the Fund’s combined cash and bond positions totaled 34.19%. Cash exposure was 24.44% in August and rose slightly to 25.42% in September. Utilities remained the most significant sector allocation throughout the quarter.

The Fund rose 1.57% for the fourth quarter, underperforming the S&P 1500 again, which gained 2.58%. The Fund remained defensive in October, maintaining an approximately 18% allocation to cash. The sectors with the largest exposure in October were Real Estate and Utilities. In November, the Fund went fully risk-on, dropping the cash allocation to 2.5%. The largest holdings in November were in Health Care and Information Technology. December saw similarly aggressive positioning, with the largest exposures in Financial and Real Estate.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Common Ground Fund - $16,956
S&P Composite 1500® Index - $22,610
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$22,610
$16,956
Dec-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Common Ground Fund	S&P Composite 1500® Index
Dec-2019	$10,000	$10,000
Dec-2019	$10,010	$9,977
Dec-2020	$11,478	$11,765
Dec-2021	$15,169	$15,112
Dec-2022	$13,315	$12,425
Dec-2023	$15,277	$15,589
Dec-2024	$16,784	$19,323
Dec-2025	$16,956	$22,610

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 27, 2019)
Quantified Common Ground Fund	4.01%	1.02%	8.12%	9.18%
S&P Composite 1500® Index	10.80%	17.02%	13.96%	14.54%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$119,339,508
Number of Portfolio Holdings	42
Advisory Fee	$591,490
Portfolio Turnover	390%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	7.6%
Common Stocks	87.3%
Money Market Funds	5.1%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Utilities	0.8%
Consumer Discretionary	3.5%
Health Care	4.0%
Industrials	5.9%
Technology	7.5%
Energy	7.7%
Materials	11.3%
Money Market	12.7%
Real Estate	22.9%
Financials	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	8.2%
Progressive Corporation (The)	4.8%
Cboe Global Markets, Inc.	4.3%
Nasdaq, Inc.	4.1%
Expand Energy Corporation	4.0%
Welltower, Inc.	4.0%
Air Lease Corporation	3.8%
Regency Centers Corporation	3.7%
Ventas, Inc.	3.7%
Amphenol Corporation, Class A	3.6%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Common Ground Fund - Investor (QCGDX )

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QCGDX

Quantified Eckhardt Managed Futures Strategy Fund - Advisor (QETAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of July 1, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$109	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund declined by -5.87% for the six months ending December 31, 2025. The S&P 500 Total Return Index, the Fund’s benchmark, gained 11.00% for the same period.

Strategy

The Fund seeks to achieve capital appreciation by leveraging trend-based strategies in both commodity and financial futures markets through investments in specialized commodity pools. Additionally, it has the option to generate income depending on liquidity through a diverse range of debt instruments, including individual bonds, ETFs, and debt futures.

Techniques

The Fund fell -2.92% for the third quarter of 2025, underperforming the S&P 500 Total Return Index which gained 8.12%. Over the quarter, the Fund profited from long positions in equity indexes and metals, as well as from short positions in grains. However, losses from long positions in energy, currencies, and U.S. fixed income, along with short positions in European fixed income, offset those gains.

The Fund declined by -3.04% for the fourth quarter, underperforming the S&P 500 Total Return Index which rose by 2.66%. Over the quarter, the Fund generated profits from long and short positions in metals and currencies, short positions in soft commodities, and long positions in grains. Losses from long and short positions in equity indexes, energies, and fixed-income futures offset these gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Eckhardt Managed Futures Strategy Fund - $8,212
S&P 500 Index TR - $11,469
$15,000
$10,000
$5,000
$0
$11,469
$8,212
Jan-2025
Mar-2025
Jun-2025
Sep-2025
Dec-2025

	Quantified Eckhardt Managed Futures Strategy Fund	S&P 500 Index TR
Jan-2025	$10,000	$10,000
Mar-2025	$9,382	$9,313
Jun-2025	$8,724	$10,333
Sep-2025	$8,469	$11,172
Dec-2025	$8,212	$11,469

Average Annual Total Returns

	6 Months	Since Inception (January 31, 2025)
Quantified Eckhardt Managed Futures Strategy Fund	-5.87%	-17.88%
S&P 500® Index	11.00%	14.69%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$37,372,890
Number of Portfolio Holdings	4
Advisory Fee	$180,764
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	60.0%
Private Investment Funds	40.0%

What did the Fund invest in?

Sector Weighting (% of total investments)

Private Investment Funds
40.00%
Cash & Equivalent
60.00%

Value	Value
Cash & Equivalent	60.00%
Private Investment Funds	40.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	59.3%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	28.5%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	11.4%
First American Government Obligations Fund, Class X	0.7%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Eckhardt Managed Futures Strategy Fund - Advisor (QETAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QETAX

Quantified Eckhardt Managed Futures Strategy Fund - Investor (QETCX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of July 1, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund declined by -5.41% for the six months ending December 31, 2025. The S&P 500 Total Return Index, the Fund’s benchmark, gained 11.00% for the same period.

Strategy

The Fund seeks to achieve capital appreciation by leveraging trend-based strategies in both commodity and financial futures markets through investments in specialized commodity pools. Additionally, it has the option to generate income depending on liquidity through a diverse range of debt instruments, including individual bonds, ETFs, and debt futures.

Techniques

The Fund fell -2.70% for the third quarter of 2025, underperforming the S&P 500 Total Return Index which gained 8.12%. Over the quarter, the Fund profited from long positions in equity indexes and metals, as well as from short positions in grains. However, losses from long positions in energy, currencies, and U.S. fixed income, along with short positions in European fixed income, offset those gains.

The Fund declined by -2.79% for the fourth quarter, underperforming the S&P 500 Total Return Index which rose by 2.66%. Over the quarter, the Fund generated profits from long and short positions in metals and currencies, short positions in soft commodities, and long positions in grains. Losses from long and short positions in equity indexes, energies, and fixed-income futures offset these gains.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Eckhardt Managed Futures Strategy Fund - $8,435
S&P 500 Index TR - $11,899
$15,000
$10,000
$5,000
$0
$11,899
$8,435
Oct-2024
Dec-2024
Mar-2025
Jun-2025
Sep-2025
Dec-2025

	Quantified Eckhardt Managed Futures Strategy Fund	S&P 500 Index TR
Oct-2024	$10,000	$10,000
Dec-2024	$10,110	$10,095
Mar-2025	$9,579	$9,663
Jun-2025	$8,918	$10,721
Sep-2025	$8,677	$11,592
Dec-2025	$8,435	$11,899

Average Annual Total Returns

	6 Months	1 Year	Since Inception (October 16, 2024)
Quantified Eckhardt Managed Futures Strategy Fund	-5.41%	-16.57%	-13.14%
S&P 500® Index	11.00%	17.88%	15.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$37,372,890
Number of Portfolio Holdings	4
Advisory Fee	$180,764
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	60.0%
Private Investment Funds	40.0%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Cash & Equivalent	60.00%
Private Investment Funds	40.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	59.3%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	28.5%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	11.4%
First American Government Obligations Fund, Class X	0.7%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Eckhardt Managed Futures Strategy Fund - Investor (QETCX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QETCX

Quantified Evolution Plus Fund - Investor (QEVOX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Evolution Plus Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$93	1.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund rose by 12.80% for the six months ending December 31, 2025. The S&P 500 Index, the Fund’s benchmark, gained 11.00% for same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes

Techniques

The Fund returned 3.62% for the third quarter of 2025. It outperformed the Credit Suisse Liquid Alternative Index, which gained 3.50%, but underperformed the S&P 500, which gained 8.12%. The Fund remained defensive for most of the quarter. In July, it was primarily invested in Treasury bonds, which led to underperformance for the month. In mid-August, it shifted into equities, contributing to outperformance for the month. In September, the Fund was broadly diversified across the S&P 500, Real Estate, and European equities, and performance lagged the S&P 500 for the month.

The Fund rose 8.86% for the fourth quarter. It outperformed the Credit Suisse Liquid Alternative Index, which gained 1.67%, and outperformed the S&P 500, which gained 2.65%. The Fund outperformed the S&P 500 in each month of the quarter. In October, the Fund allocated heavily to gold, commodities, emerging market equities, and European equities. In November, the largest allocations were to gold and emerging market equities. December saw similarly heavy allocations to gold and emerging market equities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Evolution Plus Fund - $10,440
S&P 500® Index - $25,331
$30,000
$20,000
$10,000
$0
$25,331
$10,440
Sep-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Evolution Plus Fund	S&P 500® Index
Sep-2019	$10,000	$10,000
Dec-2019	$9,804	$10,907
Dec-2020	$9,624	$12,914
Dec-2021	$11,020	$16,621
Dec-2022	$8,373	$13,611
Dec-2023	$8,457	$17,188
Dec-2024	$9,702	$21,489
Dec-2025	$10,440	$25,331

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	12.80%	7.61%	1.64%	0.69%
S&P 500® Index	11.00%	17.88%	14.42%	16.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$14,466,560
Number of Portfolio Holdings	32
Advisory Fee	$64,059
Portfolio Turnover	1,998%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	6.6%
Money Market Funds	93.4%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

ETFs - Commodities
1.00%
ETFs - Equity Index
2.00%
Futures (Equity Index)
16.00%
Swaps (International)
19.00%
Cash & Equivalents
30.00%
Futures (Commodities)
32.00%

Value	Value
Futures (Commodities)	32.00%
Cash & Equivalents	30.00%
Swaps (International)	19.00%
Futures (Equity Index)	16.00%
ETFs - Equity Index	2.00%
ETFs - Commodities	1.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	37.9%
First American Government Obligations Fund Class Z, 3.603%,	37.9%
First American Government Obligations Fund Class X, 3.643%,	9.9%
Invesco QQQ Trust Series 1	3.0%
State Street SPDR S&P 500 ETF	1.9%
SPDR Gold Shares	1.2%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 286% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Evolution Plus Fund - Investor (QEVOX)

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QEVOX

Quantified Global Fund - Investor (QGBLX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Global Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$83	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund rose by 6.45% for the six months ending December 31, 2025. The MSCI ACWI, the Fund’s benchmark, gained 11.17% for same period.

Strategy

The Quantified Global Fund seeks to provide foreign exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

The Fund gained 6.76% in the third quarter, underperforming the MSCI ACWI Index, which gained 7.62%. In actively seeking the best opportunities in the present market environment, the Fund favored Financials in July, Energy in August, and Financials again in September. Its cash allocation rose from 10.78% in July to 18.10% in August, then declined to 15.66% in September. U.S. equity exposure was 0% in both July and August, rising to 0.44% in September.

The Fund returned -0.29% in the fourth quarter, underperforming the MSCI ACWI Index, which gained 3.29%. The Fund favored Financials and Energy as its two largest sector exposures in each month of the quarter. The Fund held a larger cash position of approximately 20% in October, which declined to below 10% in November and December. U.S. equity exposure was near 0% in October, above 5% in November, and above 10% in December.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Global Fund - $13,153
MSCI ACWI Index - $15,116
$20,000
$15,000
$10,000
$5,000
$0
$15,116
$13,153
Nov-2023
Dec-2023
Dec-2024
Dec-2025

	Quantified Global Fund	MSCI ACWI Index
Nov-2023	$10,000	$10,000
Dec-2023	$10,240	$10,516
Dec-2024	$11,084	$12,356
Dec-2025	$13,153	$15,116

Average Annual Total Returns

	6 Months	1 Year	Since Inception (November 29, 2023)
Quantified Global Fund	6.45%	18.67%	14.03%
MSCI ACWI Index	11.17%	22.34%	21.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$12,571,513
Number of Portfolio Holdings	36
Advisory Fee	$101,874
Portfolio Turnover	230%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	5.5%
Money Market Funds	4.6%

What did the Fund invest in?

Country Weighting (% of net assets)

Cayman Islands 20.8%
United States 10.1%
Korea (Republic Of) 10.0%
Chile 8.9%
United Kingdom 6.5%
Italy 6.4%
Mexico 5.2%
Spain 3.9%
Netherlands 3.9%
Brazil 3.7%
Other Countries 20.1%
Other Assets in Excess of Liabilities 0.5%

Value	Value
Other Assets in Excess of Liabilities	0.5%
Other Countries	20.1%
Brazil	3.7%
Netherlands	3.9%
Spain	3.9%
Mexico	5.2%
Italy	6.4%
United Kingdom	6.5%
Chile	8.9%
Korea (Republic Of)	10.0%
United States	10.1%
Cayman Islands	20.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Legend Biotech Corporation	6.5%
Eni SpA	6.4%
Invesco QQQ Trust Series 1	5.4%
Vista Energy S.A.B. de C.V.	5.2%
Li Auto, Inc. - Class A	5.2%
Banco Santander Chile	5.0%
Argenx S.E.	3.9%
Banco Santander S.A.	3.9%
Shinhan Financial Group Company Ltd.	3.7%
Korea Electric Power Corporation	3.6%

Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Global Fund - Investor (QGBLX)

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QGBLX

Quantified Government Income Tactical Fund - Investor (QGITX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Government Income Tactical Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 2.35% for the six months ending December 31, 2025. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 3.15% for the same period.

Strategy

The Quantified Government Tactical Income Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund rose 2.87% for the third quarter of 2025, outperforming the Bloomberg U.S. Treasury 20+ Year Index, which gained 2.45%. Of the sub-strategies used in the Fund, 60% beat the benchmark, and 60% delivered positive performance. The Fund shifted exposure between inverse and long positions throughout the quarter.

The Fund returned -0.51% for the fourth quarter, slightly underperforming the Bloomberg U.S. Treasury 20+ Year Index, which lost -0.48%. Of the sub-strategies used in the Fund, 60% beat the benchmark, and 20% delivered positive performance. The Fund shifted exposure between inverse and long positions throughout the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Government Income Tactical Fund - $7,960
Bloomberg U.S. Aggregate Bond Index - $10,056
$15,000
$10,000
$5,000
$0
$10,056
$7,960
Apr-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Dec-2021	$10,695	$10,083
Dec-2022	$8,396	$8,771
Dec-2023	$7,445	$9,256
Dec-2024	$7,543	$9,372
Dec-2025	$7,960	$10,056

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	2.35%	5.52%	-4.73%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	0.12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$49,613,825
Number of Portfolio Holdings	4
Advisory Fee	$269,166
Portfolio Turnover	4,259%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
Money Market Funds	99.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	94.00%
Bond	6.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 3.603%,	48.7%
Fidelity Government Portfolio Class I, 3.640%,	48.7%
iShares 20+ Year Treasury Bond ETF	0.1%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Government Income Tactical Fund - Investor (QGITX)

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QGITX

Quantified Managed Income Fund - Advisor (QBDAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$99	1.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 0.32% for the six-month period. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.15% for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund rose 1.46% for the third quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 2.03%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark. The dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in August, which it then reduced in September.

The Fund returned -0.80% for the fourth quarter, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 1.10%. The Fund’s high-yield bond sleeve was its best-performing component. The dividend-paying stock sleeve was again the worst performing component for the quarter. The Fund held a cash position between 20% and 25% for most of the quarter.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund - $10,323
Bloomberg U.S. Aggregate Bond Index - $11,910
$15,000
$10,000
$5,000
$0
$11,910
$10,323
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Dec-2016	$10,361	$10,021
Dec-2017	$10,813	$10,376
Dec-2018	$10,407	$10,377
Dec-2019	$11,415	$11,282
Dec-2020	$10,292	$12,129
Dec-2021	$10,165	$11,942
Dec-2022	$9,690	$10,388
Dec-2023	$9,846	$10,962
Dec-2024	$9,873	$11,099
Dec-2025	$10,323	$11,910

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Managed Income Fund	0.32%	4.55%	0.06%	0.32%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$81,467,177
Number of Portfolio Holdings	48
Advisory Fee	$329,309
Portfolio Turnover	449%

Asset Weighting (% of total investments)

Value	Value
Reit	0.5%
Common Stocks	7.9%
Money Market Funds	17.4%
Collateral for Securities Loaned	17.7%
Exchange-Traded Funds	56.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Futures (S&P 500)
1.00%
Futures (Long Bond)
11.00%
Equities
13.00%
Cash & Cash Equivalents
31.00%
Fixed Income - Other
44.00%

Value	Value
Fixed Income - Other	44.00%
Cash & Cash Equivalents	31.00%
Equities	13.00%
Futures (Long Bond)	11.00%
Futures (S&P 500)	1.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	21.3%
iShares 7-10 Year Treasury Bond ETF	13.1%
First American Government Obligations Fund - Class Z	10.5%
Fidelity Government Portfolio - Class I	10.5%
State Street SPDR Bloomberg Convertible Securities ETF	7.9%
WisdomTree US LargeCap Dividend Fund	7.1%
iShares 20+ Year Treasury Bond ETF	5.0%
Vanguard Intermediate-Term Bond ETF	4.9%
iShares MBS ETF	4.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Managed Income Fund - Advisor (QBDAX )

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QBDAX

Quantified Managed Income Fund - Investor (QBDSX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$69	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 0.64% for the six-month period. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.15% for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund rose 1.46% for the third quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 2.03%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark. The dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in August, which it then reduced in September.

The Fund returned -0.80% for the fourth quarter, underperforming the Bloomberg U.S. Aggregate Bond Index, which gained 1.10%. The Fund’s high-yield bond sleeve was its best-performing component. The dividend-paying stock sleeve was again the worst performing component for the quarter. The Fund held a cash position between 20% and 25% for most of the quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Managed Income Fund - $11,188
Bloomberg U.S. Aggregate Bond Index - $12,199
$15,000
$10,000
$5,000
$0
$12,199
$11,188
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,600	$10,265
Dec-2017	$11,135	$10,628
Dec-2018	$10,783	$10,629
Dec-2019	$11,914	$11,556
Dec-2020	$10,816	$12,423
Dec-2021	$10,744	$12,232
Dec-2022	$10,305	$10,641
Dec-2023	$10,537	$11,229
Dec-2024	$10,645	$11,369
Dec-2025	$11,188	$12,199

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Quantified Managed Income Fund	0.64%	5.11%	0.68%	1.13%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	2.01%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$81,467,177
Number of Portfolio Holdings	48
Advisory Fee	$329,309
Portfolio Turnover	449%

Asset Weighting (% of total investments)

Value	Value
Reit	0.5%
Common Stocks	7.9%
Money Market Funds	17.4%
Collateral for Securities Loaned	17.7%
Exchange-Traded Funds	56.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Fixed Income - Other	44.00%
Cash & Cash Equivalents	31.00%
Equities	13.00%
Futures (Long Bond)	11.00%
Futures (S&P 500)	1.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	21.3%
iShares 7-10 Year Treasury Bond ETF	13.1%
First American Government Obligations Fund - Class Z	10.5%
Fidelity Government Portfolio - Class I	10.5%
State Street SPDR Bloomberg Convertible Securities ETF	7.9%
WisdomTree US LargeCap Dividend Fund	7.1%
iShares 20+ Year Treasury Bond ETF	5.0%
Vanguard Intermediate-Term Bond ETF	4.9%
iShares MBS ETF	4.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.9%

The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Managed Income Fund - Investor (QBDSX)

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QBDSX

Quantified Market Leaders Fund - Advisor (QMLAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$103	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 8.81% for the six months ending December 31, 2025. The MSCI ACSW (All Country World Index), the Fund’s benchmark, rose 11.17%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 8.61% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund rose 10.86% in the third quarter of 2025, outperforming the MSCI ACSW (All Country World Index) which gained 7.62%. The Fund traded infrequently throughout the quarter, identifying the market’s strong upward trend and maintaining leveraged exposure throughout the period.

The Fund fell -1.85 % in the fourth quarter, underperforming the MSCI ACSW (All Country World Index) which gained 3.29%. The Fund traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund - $21,836
MSCI ACWI Index - $30,344
Morningstar Aggressive Target Risk Index - $27,875
$40,000
$30,000
$20,000
$10,000
$0
$30,344
$27,875
$21,836
Mar-2016
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Market Leaders Fund	MSCI ACWI Index	Morningstar Aggressive Target Risk Index
Mar-2016	$10,000	$10,000	$10,000
Dec-2016	$11,717	$10,802	$11,043
Dec-2017	$13,607	$13,391	$13,467
Dec-2018	$11,694	$12,130	$12,367
Dec-2019	$14,678	$15,356	$15,571
Dec-2020	$20,153	$17,852	$17,635
Dec-2021	$22,683	$21,162	$20,686
Dec-2022	$17,225	$17,276	$17,391
Dec-2023	$19,715	$21,111	$20,574
Dec-2024	$21,757	$24,804	$23,146
Dec-2025	$21,836	$30,344	$27,875

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Market Leaders Fund	8.81%	0.36%	1.62%	8.31%
MSCI ACWI Index	11.17%	22.34%	11.19%	12.01%
Morningstar Aggressive Target Risk Index	8.61%	20.43%	9.59%	11.04%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$105,307,059
Number of Portfolio Holdings	15
Advisory Fee	$486,552
Portfolio Turnover	358%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	14.9%
Collateral for Securities Loaned	15.2%
Exchange-Traded Funds	69.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	17.00%
ETFs - Equities (Technology)	15.00%
ETFs - Equities (Small Cap Value)	15.00%
ETFs - Equities (Small Cap Growth)	11.00%
ETFs - Equities (Large Cap)	10.00%
ETFs - Equities (Financial)	10.00%
ETFs - Equities (Consumer Discretionary)	10.00%
ETFs - Equities (Large Cap Value)	8.00%
ETFs - Equities (International)	4.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 Value ETF	31.5%
State Street Financial Select Sector SPDR ETF	19.8%
Mount Vernon Liquid Assets Portfolio, LLC	18.0%
iShares Russell 1000 Value ETF	16.0%
Fidelity Government Portfolio, Class I	8.9%
First American Government Obligations Fund, Class Z	8.8%
iShares MSCI EAFE ETF	8.0%
State Street SPDR S&P 500 ETF	7.4%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 172% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Market Leaders Fund - Advisor (QMLAX )

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QMLAX

Quantified Market Leaders Fund - Investor (QMLFX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$71	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 9.14% for the six months ending December 31, 2025. The MSCI ACSW (All Country World Index), the Fund’s benchmark, rose 11.17%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 8.61% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund rose 11.13% in the third quarter of 2025, outperforming the MSCI ACSW (All Country World Index) which gained 7.62%. The Fund traded infrequently throughout the quarter, identifying the market’s strong upward trend and maintaining leveraged exposure throughout the period.

The Fund fell -1.79% in the fourth quarter, underperforming the MSCI ACSW (All Country World Index) which gained 3.29%. The Fund traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified Market Leaders Fund - $23,162
MSCI ACWI Index - $30,301
Morningstar Aggressive Target Risk Index - $28,104
$40,000
$30,000
$20,000
$10,000
$0
$30,301
$28,104
$23,162
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Market Leaders Fund	MSCI ACWI Index	Morningstar Aggressive Target Risk Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$11,800	$10,787	$11,134
Dec-2017	$13,785	$13,372	$13,577
Dec-2018	$11,929	$12,113	$12,468
Dec-2019	$15,040	$15,335	$15,699
Dec-2020	$20,746	$17,827	$17,780
Dec-2021	$23,503	$21,133	$20,856
Dec-2022	$17,959	$17,251	$17,534
Dec-2023	$20,657	$21,081	$20,743
Dec-2024	$22,938	$24,769	$23,337
Dec-2025	$23,162	$30,301	$28,104

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	9.14%	0.98%	2.23%	8.76%
MSCI ACWI Index	11.17%	22.34%	11.19%	11.72%
Morningstar Aggressive Target Risk Index	8.61%	20.43%	9.59%	10.89%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$105,307,059
Number of Portfolio Holdings	15
Advisory Fee	$486,552
Portfolio Turnover	358%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	14.9%
Collateral for Securities Loaned	15.2%
Exchange-Traded Funds	69.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	17.00%
ETFs - Equities (Technology)	15.00%
ETFs - Equities (Small Cap Value)	15.00%
ETFs - Equities (Small Cap Growth)	11.00%
ETFs - Equities (Large Cap)	10.00%
ETFs - Equities (Financial)	10.00%
ETFs - Equities (Consumer Discretionary)	10.00%
ETFs - Equities (Large Cap Value)	8.00%
ETFs - Equities (International)	4.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Russell 2000 Value ETF	31.5%
State Street Financial Select Sector SPDR ETF	19.8%
Mount Vernon Liquid Assets Portfolio, LLC	18.0%
iShares Russell 1000 Value ETF	16.0%
Fidelity Government Portfolio, Class I	8.9%
First American Government Obligations Fund, Class Z	8.8%
iShares MSCI EAFE ETF	8.0%
State Street SPDR S&P 500 ETF	7.4%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 172% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Market Leaders Fund - Investor (QMLFX)

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QMLFX

Quantified Pattern Recognition Fund - Investor (QSPMX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Pattern Recognition Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$91	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 20.80% for the six months ending December 31, 2025. The S&P 500 Total Return Index, the Fund’s primary benchmark, returned 11.00% for the same period. The Fund’s secondary benchmark, a blended index of 50% of the S&P 500 Total Return Index and the Bloomberg U.S. Aggregate Bond Index, was up 7.02% for the six months.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund rose 9.85% for the third quarter of 2025, outperforming the S&P 500, which gained 8.12%. In July, the Fund was primarily inverse, resulting in underperformance. In August, it turned to long leverage positions, contributing to outperformance for the month. In September, the Fund shifted between neutral and long exposures, leading to slight underperformance that month.

The Fund rose 9.97% for the fourth quarter, outperforming the S&P 500, which gained 2.65%. The Fund was long for most of October, though it underperformed for the month. The Fund was defensive in the first half of November and aggressive in the second half, outperforming significantly for the month. The Fund followed a similar pattern in December, being much more aggressive in the back half of the month, outperforming again.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Pattern Recognition Fund - $20,856
S&P 500® Index - $25,805
50/50 S&P 500/Bloomberg Aggregate Bond - $16,773
$30,000
$20,000
$10,000
$0
$25,805
$20,856
$16,773
Aug-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Pattern Recognition Fund	S&P 500® Index	50/50 S&P 500/Bloomberg Aggregate Bond
Aug-2019	$10,000	$10,000	$10,000
Dec-2019	$11,150	$11,111	$10,526
Dec-2020	$11,111	$13,155	$11,964
Dec-2021	$14,875	$16,932	$13,496
Dec-2022	$12,124	$13,865	$11,436
Dec-2023	$13,803	$17,510	$13,218
Dec-2024	$16,393	$21,891	$14,890
Dec-2025	$20,856	$25,805	$16,773

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	20.80%	27.23%	13.42%	12.30%
S&P 500® Index	11.00%	17.88%	14.42%	16.14%
50/50 S&P 500/Bloomberg Aggregate Bond	7.02%	12.64%	6.99%	8.52%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$56,773,988
Number of Portfolio Holdings	5
Advisory Fee	$218,707
Portfolio Turnover	226%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.3%
Private Investment Funds	5.9%
Money Market Funds	93.8%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Private Investment Funds
2.00%
Cash & Equivalents
34.00%
Equities (S&P 500)
64.00%

Value	Value
Equities (S&P 500)	64.00%
Cash & Equivalents	34.00%
Private Investment Funds	2.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	44.2%
First American Government Obligations Fund Class Z, 3.603%,	44.2%
Hyperion Fund LLC	5.6%
State Street SPDR S&P 500 ETF	0.2%

The Fund has economic exposure through securities and derivatives to the above security types of 264% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Pattern Recognition Fund - Investor (QSPMX )

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QSPMX

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Rising Dividend Tactical Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 6.28% for the six months ending December 2025. The S&P 500 Total Return Index, the Fund’s benchmark, returned 11.00% for the same period.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETF’s that hold strong companies with rising dividends which is actively managed.

Techniques

The Fund rose 5.16% in the third quarter of 2025, underperforming the S&P 500, which gained 8.12%. The Fund held leveraged equity exposure throughout the quarter. However, its specific mix of equity holdings did not keep pace with the mega-cap-heavy S&P 500.

The Fund rose 1.07% in the fourth quarter, underperforming the S&P 500, which gained 2.66%. The Fund held leveraged equity exposure throughout the quarter; however, sideways market movements limited opportunities to capture gains through leverage, resulting in slight underperformance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Rising Dividend Tactical Fund - $10,272
S&P 500® Index - $17,785
$20,000
$15,000
$10,000
$5,000
$0
$17,785
$10,272
Apr-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Rising Dividend Tactical Fund	S&P 500® Index
Apr-2021	$10,000	$10,000
Dec-2021	$11,114	$11,669
Dec-2022	$7,571	$9,556
Dec-2023	$8,565	$12,068
Dec-2024	$9,883	$15,087
Dec-2025	$10,272	$17,785

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	6.28%	3.93%	0.57%
S&P 500® Index	11.00%	17.88%	12.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$17,633,158
Number of Portfolio Holdings	36
Advisory Fee	$100,324
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	10.5%
Exchange-Traded Funds	89.5%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (S&P 500)	53.00%
ETFs - Equities (Large Cap Income)	17.00%
ETFs - Equities (International)	13.00%
ETFs - Equities (Technology)	10.00%
Cash & Cash Equivalents	7.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	21.7%
Vanguard International Dividend Appreciation ETF	17.3%
Invesco S&P 500 Low Volatility ETF	17.3%
Invesco S&P 500 Equal Weight ETF	17.3%
Invesco QQQ Trust Series 1	13.1%
Fidelity Government Portfolio, Class I	5.1%
First American Government Obligations Fund, Class Z	5.1%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 150% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Rising Dividend Tactical Fund - Investor (QRDTX)

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QRDTX

Quantified STF Fund - Advisor (QSTAX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$118	2.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 13.13% for the six months ending December 31, 2025. The NASDAQ 500 Total Return Index, the Fund’s benchmark, gained 11.70% for same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund gained 15.91% for the third quarter of 2025, outperforming the NASDAQ 100 Index, which gained 9.01%. The Fund held a 2X position against the NASDAQ 100 for most of the quarter, leading to its outperformance.

The Fund fell -2.39% for the fourth quarter, underperforming the NASDAQ 100 Index, which gained 2.47%. The Fund actively reduced market exposure throughout October and November as the market rally faltered and volatility returned following the quieter third quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified STF Fund - $36,603
Nasdaq-100® Index - $61,683
$75,000
$60,000
$45,000
$30,000
$15,000
$0
$61,683
$36,603
Dec-2015
Nov-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified STF Fund	Nasdaq-100® Index
Nov-2015	$10,000	$10,000
Dec-2015	$9,810	$10,216
Dec-2016	$8,358	$10,960
Dec-2017	$14,027	$14,575
Dec-2018	$12,977	$14,581
Dec-2019	$15,011	$20,334
Dec-2020	$26,475	$30,272
Dec-2021	$33,938	$38,599
Dec-2022	$18,167	$26,099
Dec-2023	$29,213	$40,488
Dec-2024	$37,746	$50,968
Dec-2025	$36,603	$61,683

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Quantified STF Fund	13.13%	-3.03%	6.69%	14.07%
Nasdaq-100® Index	11.70%	21.02%	15.30%	19.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$284,160,740
Number of Portfolio Holdings	9
Advisory Fee	$1,324,920
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
Certificate Of Deposit	1.6%
Private Investment Funds	14.7%
Money Market Funds	83.6%

What did the Fund invest in?

Sector Weighting (% of total investments)

Private Investment Funds
5.00%
Cash & Equivalent
27.00%
Equity Index
68.00%

Value	Value
Equity Index	68.00%
Cash & Equivalent	27.00%
Private Investment Funds	5.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	36.4%
First American Government Obligations Fund Class Z, 3.603%,	36.4%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	12.8%
Axos Bank, 3.800%, 04/02/27	0.4%
Ally Bank, 3.750%, 09/27/27	0.4%
ESSA Bank & Trust, 3.700%, 09/25/26	0.4%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.4%
Invesco QQQ Trust Series 1	0.1%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 277% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified STF Fund - Advisor (QSTAX )

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QSTAX

Quantified STF Fund - Investor (QSTFX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	1.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 13.45% for the six months ending December 31, 2025. The NASDAQ 500 Total Return Index, the Fund’s benchmark, gained 11.70% for same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund gained 16.06% for the third quarter of 2025, outperforming the NASDAQ 100 Index, which gained 9.01%. The Fund held a 2X position against the NASDAQ 100 for most of the quarter, leading to its outperformance.

The Fund fell -2.25% for the fourth quarter, underperforming the NASDAQ 100 Index, which gained 2.47%. The Fund actively reduced market exposure throughout October and November as the market rally faltered and volatility returned following the quieter third quarter.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Quantified STF Fund - $38,777
Nasdaq-100® Index - $61,683
$75,000
$60,000
$45,000
$30,000
$15,000
$0
$61,683
$38,777
Dec-2015
Nov-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified STF Fund	Nasdaq-100® Index
Nov-2015	$10,000	$10,000
Dec-2015	$9,811	$10,216
Dec-2016	$8,381	$10,960
Dec-2017	$14,157	$14,575
Dec-2018	$13,176	$14,581
Dec-2019	$15,339	$20,334
Dec-2020	$27,218	$30,272
Dec-2021	$35,107	$38,599
Dec-2022	$18,905	$26,099
Dec-2023	$30,598	$40,488
Dec-2024	$39,759	$50,968
Dec-2025	$38,777	$61,683

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Quantified STF Fund	13.45%	-2.47%	7.34%	14.73%
Nasdaq-100® Index	11.70%	21.02%	15.30%	19.70%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$284,160,740
Number of Portfolio Holdings	9
Advisory Fee	$1,324,920
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.1%
Certificate Of Deposit	1.6%
Private Investment Funds	14.7%
Money Market Funds	83.6%

What did the Fund invest in?

Sector Weighting (% of total investments)

Value	Value
Equity Index	68.00%
Cash & Equivalent	27.00%
Private Investment Funds	5.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	36.4%
First American Government Obligations Fund Class Z, 3.603%,	36.4%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	12.8%
Axos Bank, 3.800%, 04/02/27	0.4%
Ally Bank, 3.750%, 09/27/27	0.4%
ESSA Bank & Trust, 3.700%, 09/25/26	0.4%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.4%
Invesco QQQ Trust Series 1	0.1%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 277% of its assets. The Asset Weighting chart and the Top 10 Holdings table do not include derivatives. Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified STF Fund - Investor (QSTFX )

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QSTFX

Quantified Tactical Fixed Income Fund - Investor (QFITX )

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Tactical Fixed Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$89	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned -3.88% for the six months ending December 31, 2025. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, returned 3.15% for the same period.

Strategy

The Quantified Tactical Fixed Income Fund’s strategy is to combine numerous computerized strategies to create a multi-strategy, dynamically risk-managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets.

Techniques

The Fund fell -1.17% for the third quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index which gained 2.27%. The Fund held long positions throughout the quarter, alternating between leveraged and unleveraged exposure.

The Fund fell -2.75 % for the fourth quarter, underperforming the Bloomberg U.S. Aggregate Bond Index which gained 1.10%. The Fund held long positions in October and most of November. The Fund alternated between inverse and long positions throughout December.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Fixed Income Fund - $7,125
Bloomberg U.S. Aggregate Bond Index - $10,713
$15,000
$10,000
$5,000
$0
$10,713
$7,125
Sep-2019
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000
Dec-2019	$10,132	$10,148
Dec-2020	$11,182	$10,910
Dec-2021	$10,848	$10,742
Dec-2022	$8,355	$9,344
Dec-2023	$7,808	$9,861
Dec-2024	$7,727	$9,984
Dec-2025	$7,125	$10,713

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (September 13, 2019)
Quantified Tactical Fixed Income Fund	-3.88%	-7.79%	-8.62%	-5.24%
Bloomberg U.S. Aggregate Bond Index	3.15%	7.30%	-0.36%	1.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$8,492,728
Number of Portfolio Holdings	8
Advisory Fee	$45,966
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
High Yield Bond	69.00%
Cash & Equivalent	31.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 3.640%,	43.6%
First American Government Obligations Fund Class Z, 3.603%,	43.5%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 285% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Tactical Fixed Income Fund - Investor (QFITX )

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QFITX

Quantified Tactical Sectors Fund - Investor (QTSSX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Quantified Tactical Sectors Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$85	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Fund returned 10.62% for the six months ending December 31, 2025. The S&P 500 Total Return Index, the Fund’s benchmark, returned 11.00% for the period.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to underperforming assets.

Techniques

The Fund rose 13.11% in the third quarter of 2025, outperforming the S&P 500, which gained 8.12%. The Fund also traded infrequently, maintaining leveraged equity exposure throughout the quarter to capitalize on substantial market gains.

The Fund fell 2.07% in the fourth quarter, underperforming the S&P 500, which gained 2.66%. The Fund again traded infrequently throughout the quarter, maintaining leveraged exposure. The sideways movement in equity markets over the quarter led to underperformance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Quantified Tactical Sectors Fund - $8,150
S&P 500® Index - $19,497
$20,000
$15,000
$10,000
$5,000
$0
$19,497
$8,150
Mar-2021
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	Quantified Tactical Sectors Fund	S&P 500® Index
Mar-2021	$10,000	$10,000
Dec-2021	$8,341	$12,793
Dec-2022	$6,043	$10,476
Dec-2023	$6,874	$13,230
Dec-2024	$7,840	$16,540
Dec-2025	$8,150	$19,497

Average Annual Total Returns

	6 Months	1 Year	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	10.62%	3.96%	-4.15%
S&P 500® Index	11.00%	17.88%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 647-8268.

Fund Statistics

Net Assets	$47,080,889
Number of Portfolio Holdings	16
Advisory Fee	$411,066
Portfolio Turnover	308%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	8.0%
Money Market Funds	16.1%
Exchange-Traded Funds	75.9%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (Financial)	22.00%
ETFs - Equties (S&P 500)	22.00%
ETFs - Equities (Technology)	21.00%
ETFs - Equities (Consumer Discretionary)	21.00%
Cash & Equivalent	14.00%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street SPDR S&P 500 ETF	20.9%
State Street Financial Select Sector SPDR ETF	20.8%
State Street Technology Select Sector SPDR ETF	20.6%
State Street Consumer Discretionary Select Sector	20.5%
First American Government Obligations Fund, Class Z	8.8%
Fidelity Government Portfolio, Class I	8.8%
Mount Vernon Liquid Assets Portfolio, LLC	8.8%

The Fund has economic exposure through securities and derivatives to the above security types of approximately 184% of its assets.  The Asset Weighting chart and the Top 10 Holdings table do not include derivatives.  Please refer to the semi-annual shareholder report (address below) for a complete listing of the Fund's holdings.

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Quantified Tactical Sectors Fund - Investor (QTSSX)

Semi-Annual Shareholder Report - December 31, 2025

Additional information is available on the Fund's website (www.quantifiedfunds.com/fund-documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-QTSSX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and
Additional Information
December 31, 2025

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund
Investor Class Share QSPMX	Investor Class Shares QFITX

Quantified Evolution Plus Fund	Quantified Common Ground Fund
Investor Class Shares QEVOX	Investor Class Shares QCGDX
Advisor Class Shares QCGAX

Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund
Investor Class Shares QTSSX	Investor Class Shares QRDTX

Quantified Government Income Tactical Fund	Quantified Global Fund
Investor Class Shares QGITX	Investor Class Shares QGBLX

Quantified Eckhardt Managed Futures Strategy Fund
Investor Class Shares QETCX
Advisor Class Shares QETAX

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.2%
	ASSET MANAGEMENT - 0.3%
5,042	Federated Hermes, Inc., Class B	$262,537

	BEVERAGES - 0.3%
3,965	Coca-Cola Company	277,193

	CHEMICALS - 0.3%
371	NewMarket Corporation	254,973

	COMMERCIAL SUPPORT SERVICES - 0.7%
1,524	Cintas Corporation	286,619
1,283	Waste Management, Inc.	281,888
		568,507
	CONSUMER SERVICES - 0.4%
3,634	Service Corp International	283,343

	DIVERSIFIED INDUSTRIALS - 0.7%
1,482	Honeywell International, Inc.	289,124
1,114	Illinois Tool Works, Inc.	274,378
		563,502
	HOUSEHOLD PRODUCTS - 0.7%
3,419	Colgate-Palmolive Company	270,169
2,746	Kimberly-Clark Corporation	277,044
		547,213
	INSURANCE - 1.7%
2,600	Aflac, Inc.	286,702
1,974	American Financial Group, Inc.	269,806
1,557	Marsh & McLennan Companies, Inc.	288,855
1,246	Progressive Corporation	283,739
4,229	RLI Corporation	270,571
		1,399,673
	MACHINERY - 0.3%
2,791	Veralto Corporation	278,486

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.2% (Continued)
	MORTGAGE FINANCE - 0.3%
12,378	Annaly Capital Management, Inc.	$276,772

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
20,265	Ellington Financial, Inc.	275,199

	RETAIL - CONSUMER STAPLES - 0.4%
327	Costco Wholesale Corporation	281,985

	RETAIL - DISCRETIONARY - 0.7%
802	Home Depot, Inc.	275,968
1,805	TJX Companies, Inc.	277,266
		553,234
	RETAIL REIT - 0.3%
1,505	Simon Property Group, Inc.	278,591

	SOFTWARE - 0.4%
591	Microsoft Corporation	285,819

	TECHNOLOGY HARDWARE - 0.4%
749	Motorola Solutions, Inc.	287,107

	TECHNOLOGY SERVICES - 1.3%
1,070	Automatic Data Processing, Inc.	275,236
1,204	Broadridge Financial Solutions, Inc.	268,697
473	Mastercard, Inc., Class A	270,026
773	Visa, Inc., Class A	271,099
		1,085,058
	TRANSPORTATION & LOGISTICS - 0.3%
1,197	Union Pacific Corporation	276,890

	WHOLESALE - CONSUMER STAPLES - 0.4%
3,872	Sysco Corporation	285,328

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 10.2% (Continued)
	TOTAL COMMON STOCKS (Cost $8,551,265)	$8,321,410

	EXCHANGE-TRADED FUNDS — 68.2%
	FIXED INCOME - 61.1%
123,309	Invesco Emerging Markets Sovereign Debt ETF	2,670,873
135,190	Invesco Fundamental High Yield Corporate Bond ETF	2,514,534
46,932	iShares 20+ Year Treasury Bond ETF	4,090,593
111,154	iShares 7-10 Year Treasury Bond ETF(b)	10,688,569
31,216	iShares iBoxx $ High Yield Corporate Bond ETF(b)	2,516,946
36,415	iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,012,569
42,224	iShares MBS ETF	4,020,569
114,588	Schwab U.S. Aggregate Bond ETF	2,677,922
71,904	State Street SPDR Bloomberg Convertible Securities ETF(b)	6,413,837
34,707	State Street SPDR Bloomberg High Yield Bond ETF(b)	3,373,867
51,732	Vanguard Intermediate-Term Bond ETF	4,028,888
36,002	Vanguard Long-Term Corporate Bond ETF(b)	2,730,752
		49,739,919
	LARGE CAP FUNDS - 7.1%
65,231	WisdomTree US LargeCap Dividend Fund	5,745,546

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,670,575)	55,485,465

	SHORT-TERM INVESTMENTS — 20.9%
	MONEY MARKET FUNDS - 20.9%
8,525,186	Fidelity Government Portfolio, Class I, 3.64%(a)	8,525,186
8,525,186	First American Government Obligations Fund, Class Z, 3.60%(a)	8,525,186
	TOTAL MONEY MARKET FUNDS (Cost $17,050,372)	17,050,372

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,050,372)	17,050,372

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 21.3%
17,352,064	Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(a),(c),(d)	$17,352,064
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,352,064)

	TOTAL INVESTMENTS – 120.6% (Cost $98,624,276)	$98,209,311
	LIABILITIES IN EXCESS OF OTHER ASSETS – (20.6)%	(16,742,134)
	NET ASSETS - 100.0%	$81,467,177

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
4	CME E-Mini Standard & Poor’s 500 Index Futures	03/23/2026	$1,378,500	$(2,770)
104	Ultra U.S. Treasury Bond Futures	03/23/2026	12,272,000	(55,245)
	TOTAL FUTURES CONTRACTS			$(58,015)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $16,936,996 at December 31, 2025.

(c)	Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

(d)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.8%
	EQUITY - 35.9%
80,083	iShares Russell 1000 Value ETF(b)	$16,844,658
382,006	State Street Financial Select Sector SPDR ETF	20,922,469
		37,767,127
	INTERNATIONAL EQUITIES - 8.0%
87,970	iShares MSCI EAFE ETF	8,447,759

	SMALL CAP VALUE - 31.5%
183,323	iShares Russell 2000 Value ETF(b),(e)	33,219,961

	U.S. LARGE CAP EQUITIES - 7.4%
11,421	State Street SPDR S&P 500 ETF	7,788,208

	TOTAL EXCHANGE-TRADED FUNDS (Cost $87,377,028)	87,223,055

	SHORT-TERM INVESTMENTS — 17.6%
	MONEY MARKET FUNDS - 17.6%
9,294,893	Fidelity Government Portfolio, Class I, 3.64%(a)1	9,294,893
9,294,893	First American Government Obligations Fund, Class Z, 3.60%(a)	9,294,893
	TOTAL MONEY MARKET FUNDS (Cost $18,589,786)	18,589,786

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,589,786)	18,589,786

Units
	COLLATERAL FOR SECURITIES LOANED— 18.0%
18,917,171	Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(a),(c),(d)	18,917,171
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,917,171)

	TOTAL INVESTMENTS - 118.4% (Cost $124,883,985)	$124,730,012
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.4)%	(19,422,953)
	NET ASSETS - 100.0%	$105,307,059

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $18,394,717 at December 31, 2025.

(c)	Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

(d)	Investment is valued using net asset value per share as a practical expedient.

(e)	See note 10.

TOTAL RETURN SWAPS

		Notional				Unrealized
Number of		Amount at	Interest Rate	Termination		Appreciation/
Shares	Reference Entity	December 31, 2025	Payable (1),(2)	Date	Counterparty	(Depreciation)
Long Position:
76,390	iShares Russell 2000 Growth ETF	$24,674,734	USD SOFR plus 60 bp	1/22/2027	BRC	$(758,215)
173,470	State Street Consumer Discretionary Select Sector SPDR ETF	20,714,053	USD SOFR plus 60 bp	1/22/2027	BRC	(498,944)
130	State Street SPDR S&P 500 ETF Trust	88,650	USD SOFR plus 60 bp	12/18/2026	BRC	56,095
19,250	State Street SPDR S&P 500 ETF Trust	13,126,960	USD SOFR plus 60 bp	1/8/2027	BRC	(98,569)
75,420	State Street Technology Select Sector SPDR ETF	10,858,217	USD SOFR plus 60 bp	9/24/2026	BRC	981,268
64,860	State Street Technology Select Sector SPDR ETF	9,337,894	USD SOFR plus 60 bp	11/25/2026	BRC	(229,626)
6,400	State Street Technology Select Sector SPDR ETF	921,408	USD SOFR plus 60 bp	12/18/2026	BRC	40,759
					Total:	$(507,232)

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.9%
	ALTERNATIVE - 4.6%
207	Convergence Long/short Equity ETF	$5,657
6,449	iMGP DBi Managed Futures Strategy ETF(c)	180,960
226	IndexIQ ETF Trust - IQ Hedge Multi-Strategy	7,573
		194,190
	COMMODITY - 0.5%
477	Amplify Junior Silver Miners ETF(c),(f)	13,198
131	iShares Gold Trust Micro(a)	5,632
		18,830
	EQUITY - 47.6%
130	Aptus Collared Investment Opportunity ETF	5,681
1,144	ALPS Clean Energy ETF	37,088
3,568	Fidelity High Dividend ETF(c)	202,269
6,687	First Trust Global Wind Energy ETF	136,883
272	First Trust NASDAQ Clean Edge Green Energy Index	12,129
4,022	Franklin International Low Volatility High Dividend Index ETF	148,090
955	Global X Adaptive US Factor ETF	44,283
273	Global X Copper Miners ETF	19,599
256	Global X Lithium & Battery Tech ETF	16,604
474	Global X Silver Miners ETF	39,588
51	Global X Uranium ETF	2,179
895	Health Care Select Sector SPDR Fund	138,546
468	Invesco DWA Healthcare Momentum ETF	23,260
1,365	Invesco S&P 500 Equal Weight Health Care ETF	43,475
63	Invesco S&P 500 Momentum ETF	7,517
54	Invesco S&P MidCap Momentum ET	7,477
311	Invesco WilderHill Clean Energy ETF	9,498
650	iShares MSCI Brazil ETF	20,651
1,680	iShares MSCI Chile ETF	67,872
169	iShares MSCI China ETF	10,152
3,663	iShares MSCI Hong Kong ETF	77,839
88	iShares MSCI Peru and Global Exposure ETF(c)	6,367
765	iShares MSCI Poland ETF(c)	26,920
225	iShares MSCI South Africa ETF(c)	15,480
121	iShares MSCI South Korea ETF	11,764
76	iShares North American Natural Resources ETF	3,815

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.9% (Continued)
	EQUITY - 47.6% (Continued)
1,655	iShares US Pharmaceuticals ETF	$140,394
3,486	Simplify Hedged Equity ETF	111,726
215	SPDR Global Dow ETF	35,841
161	SPDR S&P Biotech ETF(c)	19,631
148	SPDR S&P Metals & Mining ETF	15,334
396	State Street SPDR S&P Kensho Clean Power ETF	35,433
801	VanEck Junior Gold Miners ETF	91,138
2,716	VanEck Natural Resources ETF	163,340
926	VanEck Steel ETF	78,580
1,271	WisdomTree US LargeCap Dividend Fund	111,950
758	WisdomTree US LargeCap Fund	53,712
		1,992,105
	FIXED INCOME - 16.2%
3,919	BlackRock Short Duration Bond ETF	200,261
484	Clearshares Ultra-Short Maturity ETF	48,415
1,130	Invesco Variable Rate Preferred ETF	27,493
667	iShares 0-5 Year TIPS Bond ETF	68,294
2,294	iShares Convertible Bond ETF	225,959
1,227	SPDR Bloomberg Convertible Securities ETF(c)	109,448
		679,870

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,867,139)	2,884,995

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	PRIVATE INVESTMENT FUND — 9.6%
	PRIVATE INVESTMENT - 9.6%
N/A	Hyperion Fund LLC(a),(e)	$402,800

	TOTAL PRIVATE INVESTMENT FUND (Cost $376,000)	402,800

	SHORT-TERM INVESTMENTS — 18.3%
	MONEY MARKET FUNDS - 18.3%
383,434	Fidelity Government Portfolio, Class I, 3.64%(b)1	383,434
383,434	First American Government Obligations Fund, Class Z, 3.60%(b)	383,434
	TOTAL MONEY MARKET FUNDS (Cost $766,868)	766,868

	TOTAL SHORT-TERM INVESTMENTS (Cost $766,868)	766,868

Units
	COLLATERAL FOR SECURITIES LOANED— 9.7%
404,506	Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(b),(d),(e)	404,506
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $404,506)

	TOTAL INVESTMENTS – 106.5% (Cost $4,414,513)	$4,459,169
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.5)%	(272,359)
	NET ASSETS - 100.0%	$4,186,810

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1	CME E-Mini NASDAQ 100 Index Futures	03/23/2026	$509,135	$2,444
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
4	Ultra U.S. Treasury Bond Futures	03/23/2026	$472,000	$(2,125)
	TOTAL FUTURES CONTRACTS

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $394,350 at December 31, 2025.

(d)	Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

(e)	Investment is valued using net asset value per share as a practical expedient.

(f)	Non-income producing security.

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	EQUITY - 0.1%
300	Invesco QQQ Trust Series 1	$184,293

	TOTAL EXCHANGE-TRADED FUND (Cost $187,018)	184,293

	PRIVATE INVESTMENT FUND — 12.8%
	PRIVATE INVESTMENT - 12.8%
N/A	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund(a),(c)	36,483,970

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $36,256,848)	36,483,970

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CERTIFICATE OF DEPOSIT — 1.4%
	BANKING - 1.4%
1,000,000	Ally Bank	3.7500	09/27/27	1,001,852
1,000,000	Axos Bank	3.8000	04/02/27	1,002,403
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	1,000,888
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	1,000,402
				4,005,545

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			4,005,545

Shares
	SHORT-TERM INVESTMENTS — 72.9%
	MONEY MARKET FUNDS - 72.9%
103,519,009	Fidelity Government Portfolio, Class I, 3.64%(b),(d)			103,519,009
103,519,009	First American Government Obligations Fund, Class Z, 3.60%(b),(d)			103,519,009
	TOTAL MONEY MARKET FUNDS (Cost $207,038,018)			207,038,018

	TOTAL SHORT-TERM INVESTMENTS (Cost $207,038,018)			207,038,018

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Fair Value
TOTAL INVESTMENTS - 87.2% (Cost $247,481,884)	$247,711,826
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.8%	36,448,914
NET ASSETS - 100.0%	$284,160,740

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1,061	CME E-Mini NASDAQ 100 Index Futures	03/23/2026	$540,192,235	$1,457,483
	TOTAL FUTURES CONTRACTS

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund (the “Feeder”) effectuates its trading strategy through the Galaxy Plus Fund - Profit Score Regime - Adaptive Equity Master Fund (570) LLC (the “Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading S&P 500 E- Mini Futures. Quantified STF Fund invests into the Feeder and then the Feeder invests in the Master.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(c)	Investment is valued using net asset value per share as a practical expedient.

(d)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.2%
	EQUITY - 0.2%
200	State Street SPDR S&P 500 ETF	$136,384

	TOTAL EXCHANGE-TRADED FUND (Cost $137,686)	136,384

	PRIVATE INVESTMENT FUND — 5.6%
	PRIVATE INVESTMENT - 5.6%
N/A	Hyperion Fund LLC(a)	3,171,467

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $3,000,000)	3,171,467

	SHORT-TERM INVESTMENTS — 88.4%
	MONEY MARKET FUNDS – 88.4%
25,092,035	Fidelity Government Portfolio, Class I, 3.64%(b),(c)	25,092,035
25,092034	First American Government Obligations Fund, Class Z, 3.60%(b),(c)	25,092,034
	TOTAL MONEY MARKET FUNDS (Cost $50,184,069)	50,184,069

	TOTAL SHORT-TERM INVESTMENTS (Cost $50,184,069)	50,184,069

	TOTAL INVESTMENTS – 94.2% (Cost $53,321,755)	$53,491,920
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.8%	3,282,068
	NET ASSETS - 100.0%	$56,773,988

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
280	CME E-Mini Standard & Poor’s 500 Index Futures	03/23/2026	$96,495,000	$(229,016)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Investment valued using net asset value per share as practical expedient. Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(c)	See note 10.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 87.1%
	MONEY MARKET FUNDS - 87.1%
3,698,117	Fidelity Government Portfolio, Class I, 3.64%(a),(b)	$3,698,117
3,698,117	First American Government Obligations Fund, Class Z, 3.60%(a),(b)	3,698,117
	TOTAL MONEY MARKET FUNDS (Cost $7,396,234)	7,396,234

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,396,234)	7,396,234

	TOTAL INVESTMENTS - 87.1% (Cost $7,396,234)	$7,396,234
	OTHER ASSETS IN EXCESS OF LIABILITIES - 12.9%	1,096,494
	NET ASSETS - 100.0%	$8,492,728

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(b)	See note 10.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2025	Interest Rate Payable(1),(2)	Termination Date	Counterparty	Unrealized Apepreciation/ (Depreciation)
Long Position:
10,100	iShares iBoxx $High Yield Corporate Bond ETF	$814,363	USD SOFR plus 60 bp	1/25/2027	BRC	$90
400	iShares iBoxx $High Yield Corporate Bond ETF	32,252	USD SOFR plus 60 bp	1/29/2027	BRC	(27)
93,900	iShares iBoxx $High Yield Corporate Bond ETF	7,571,157	USD SOFR plus 60 bp	2/1/2027	BRC	(5,166)
8,400	State Street SPDR Bloomberg High Yield Bond ETF	816,564	USD SOFR plus 60 bp	1/25/2027	BRC	(1,575)
300	State Street SPDR Bloomberg High Yield Bond ETF	29,163	USD SOFR plus 60 bp	1/29/2027	BRC	(16)
77,900	State Street SPDR Bloomberg High Yield Bond ETF	7,572,659	USD SOFR plus 60 bp	2/1/2027	BRC	(2,958)
					Total:	$(9,652)

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.1%
	COMMODITY - 1.2%
450	SPDR Gold Shares(b)	$178,340

	INDEX - 3.0%
700	Invesco QQQ Trust Series 1	430,017

	U.S. LARGE CAP EQUITIES - 1.9%
400	State Street SPDR S&P 500 ETF	272,768

	TOTAL EXCHANGE-TRADED FUNDS (Cost $883,281)	881,125

	SHORT-TERM INVESTMENTS — 85.7%
	CERTIFICATE PARTICIPATION - 85.7%
5,483,680	Fidelity Government Portfolio, Class I, 3.64%(a),(c)	5,483,680
1,434,692	First American Government Obligations Fund, Class X, 3.64%(a),(b)	1,434,692
5,483,680	First American Government Obligations Fund, Class Z, 3.60%(a),(c)	5,483,680
	TOTAL CERTIFICATE PARTICIPATION (Cost $12,402,052)	12,402,052

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,402,052)	12,402,052

	TOTAL INVESTMENTS - 91.8% (Cost $13,285,333)	$13,283,177
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.2%	1,183,383
	NET ASSETS - 100.0%	$14,466,560

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
2	CME E-Mini NASDAQ 100 Index Futures	03/23/2026	$1,018,270	$4,870
16	CME E-Mini Standard & Poor’s 500 Index Futures	03/23/2026	5,514,000	(51,400)
31	COMEX Gold 100 Troy Ounces Futures(b)	02/26/2026	13,413,390	420,500
	TOTAL FUTURES CONTRACTS			$373,970

See accompanying notes to consolidated financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.

(c)	See note 10.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2025	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
800	iShares MSCI Emerging Market ETF	$43,768	USD SOFR plus 60 bp	1/11/2027	BRC	$343
1,500	iShares MSCI Emerging Market ETF	82,065	USD SOFR plus 60 bp	1/14/2027	BRC	1,543
3,200	iShares MSCI Emerging Market ETF	175,072	USD SOFR plus 60 bp	1/15/2027	BRC	5,669
300	iShares MSCI Emerging Market ETF	16,413	USD SOFR plus 60 bp	1/21/2027	BRC	242
7,000	iShares MSCI Emerging Market ETF	382,970	USD SOFR plus 60 bp	1/22/2027	BRC	2,405
1,300	iShares MSCI Emerging Market ETF	71,123	USD SOFR plus 60 bp	1/18/2027	BRC	(136)
48,300	iShares MSCI Emerging Market ETF	2,642,493	USD SOFR plus 60 bp	1/29/2027	BRC	1,291
900	iShares MSCI Emerging Market ETF	49,239	USD SOFR plus 60 bp	1/8/2027	BRC	681
32,700	iShares MSCI Emerging Market ETF	1,789,017	USD SOFR plus 60 bp	11/13/2026	BRC	84,910
1,800	iShares MSCI Emerging Market ETF	98,478	USD SOFR plus 60 bp	11/16/2026	BRC	1,394
400	iShares MSCI Emerging Market ETF	21,884	USD SOFR plus 60 bp	11/19/2026	BRC	273
1,700	iShares MSCI Emerging Market ETF	93,007	USD SOFR plus 60 bp	11/23/2026	BRC	229
900	iShares MSCI Emerging Market ETF	49,239	USD SOFR plus 60 bp	11/27/2026	BRC	(410)
700	iShares MSCI Emerging Market ETF	38,297	USD SOFR plus 60 bp	12/11/2026	BRC	(938)
1,600	iShares MSCI Emerging Market ETF	87,536	USD SOFR plus 60 bp	12/17/2026	BRC	1,501
3,800	iShares MSCI Emerging Market ETF	207,898	USD SOFR plus 60 bp	12/18/2026	BRC	3,989
1,900	iShares MSCI Emerging Market ETF	103,949	USD SOFR plus 60 bp	12/2/2026	BRC	(539)
200	iShares MSCI Emerging Market ETF	10,942	USD SOFR plus 60 bp	12/23/2026	BRC	425
4,500	iShares MSCI Emerging Market ETF	246,195	USD SOFR plus 60 bp	12/24/2026	BRC	6,741
2,600	iShares MSCI Emerging Market ETF	142,246	USD SOFR plus 60 bp	12/31/2026	BRC	2,967
15,000	iShares MSCI Emerging Market ETF	820,650	USD SOFR plus 60 bp	12/3/2026	BRC	(9,730)
5,000	iShares MSCI Emerging Market ETF	273,550	USD SOFR plus 60 bp	12/4/2026	BRC	956
11,800	iShares MSCI Emerging Market ETF	645,578	USD SOFR plus 60 bp	12/9/2026	BRC	8,489
					Total:	$112,295

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to consolidated financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.4%
	APPAREL & TEXTILE PRODUCTS - 1.3%
15,280	Deckers Outdoor Corporation(a)	$1,584,078

	ASSET MANAGEMENT - 2.0%
50,975	Janus Henderson Group plc	2,424,881

	AUTOMOTIVE - 1.7%
32,100	Fox Factory Holding Corporation(a)	549,231
22,645	Phinia, Inc.	1,419,615
		1,968,846
	BANKING - 3.0%
19,824	Bank of Hawaii Corporation	1,355,367
52,436	Cadence Bank	2,246,358
		3,601,725
	BIOTECH & PHARMA - 3.5%
29,867	Neurocrine Biosciences, Inc.(a)	4,236,037

	CHEMICALS - 4.6%
83,527	Axalta Coating Systems Ltd.(a)	2,698,757
41,647	International Flavors & Fragrances, Inc.	2,806,591
		5,505,348
	CONTAINERS & PACKAGING - 5.0%
32,416	Ball Corporation	1,717,075
50,977	O-I Glass, Inc.(a),(c)	752,421
91,522	Smurfit WestRock plc	3,539,156
		6,008,652
	DATA CENTER REIT - 2.6%
19,721	Digital Realty Trust, Inc.	3,051,036

	ELECTRIC UTILITIES - 0.9%
73,646	AES Corporation	1,056,084

	ELECTRICAL EQUIPMENT - 5.8%
32,048	Amphenol Corporation, Class A	4,330,967

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	ELECTRICAL EQUIPMENT - 5.8% (Continued)
4,079	GE Vernova, Inc.	$2,665,912
		6,996,878
	HEALTH CARE FACILITIES & SERVICES - 0.8%
4,920	Tenet Healthcare Corporation(a)	977,702

	HEALTH CARE REIT - 11.1%
116,358	CareTrust REIT, Inc.(c)	4,207,505
56,455	Ventas, Inc. (c)	4,368,488
25,486	Welltower, Inc.	4,730,456
		13,306,449
	INDUSTRIAL REIT - 2.3%
21,344	Prologis, Inc.	2,724,775

	INSTITUTIONAL FINANCIAL SERVICES - 12.0%
20,634	Cboe Global Markets, Inc.	5,179,134
15,497	CME Group, Inc.	4,231,921
50,407	Nasdaq, Inc.	4,896,032
		14,307,087
	INSURANCE - 4.8%
25,166	Progressive Corporation	5,730,801

	LEISURE FACILITIES & SERVICES - 0.8%
6,430	Brinker International, Inc.(a)	922,834

	METALS & MINING - 2.6%
31,063	Newmont Corporation	3,101,641

	OIL & GAS PRODUCERS - 5.1%
43,241	Expand Energy Corporation	4,772,077
7,271	Targa Resources Corporation	1,341,499
		6,113,576
	OIL & GAS SERVICES & EQUIPMENT - 3.2%
101,006	Kodiak Gas Services, Inc.	3,777,624

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.4% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 1.0%
122,955	Kennedy-Wilson Holdings, Inc.	$1,188,975

	RETAIL REIT - 3.7%
64,120	Regency Centers Corporation	4,426,204

	SEMICONDUCTORS - 3.6%
12,285	Broadcom, Inc.	4,251,838

	SOFTWARE - 3.5%
126,718	Waystar Holding Corporation(a)	4,150,014

	SPECIALTY FINANCE - 3.8%
69,782	Air Lease Corporation	4,482,098

	SPECIALTY REIT - 4.1%
84,196	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	2,646,280
92,039	OUTFRONT Media Inc.	2,218,140
		4,864,420
	TECHNOLOGY HARDWARE - 1.1%
3,638	Lumentum Holdings, Inc.(a),(c)	1,340,930

	TRANSPORTATION & LOGISTICS - 0.5%
6,699	Allegiant Travel Company(a)	571,224

	TOTAL COMMON STOCKS (Cost $111,082,749)	112,671,758

	SHORT-TERM INVESTMENTS — 5.5%
	MONEY MARKET FUNDS - 5.5%
3,264,736	Fidelity Government Portfolio, Class I, 3.64%(b)	3,264,736

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.5% (Continued)
	MONEY MARKET FUNDS - 5.5% (Continued)
3,264,735	First American Government Obligations Fund, Class Z, 3.60%(b)	$3,264,735
	TOTAL MONEY MARKET FUNDS (Cost $6,529,471)	6,529,471

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,529,471)	6,529,471

Units
	COLLATERAL FOR SECURITIES LOANED — 8.2%
9,831,155	Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(b),(d),(e)	9,831,155
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $9,831,155)

	TOTAL INVESTMENTS – 108.1% (Cost $127,443,375)	$129,032,384
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(9,692,876)
	NET ASSETS - 100.0%	$119,339,508

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $9,465,696 at December 31, 2025.

(d)	Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.8%
	EQUITY - 82.8%
80,831	State Street Consumer Discretionary Select Sector SPDR ETF	$9,652,030
178,712	State Street Financial Select Sector SPDR ETF	9,788,056
14,408	State Street SPDR S&P 500 ETF	9,825,103
67,450	State Street Technology Select Sector SPDR ETF(a)	9,710,776
		38,975,965

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,185,446)	38,975,965

	SHORT-TERM INVESTMENTS — 17.6%
	MONEY MARKET FUNDS - 17.6%
4,147,619	Fidelity Government Portfolio, Class I, 3.64%(b)	4,147,619
4,147,620	First American Government Obligations Fund, Class Z, 3.60%(b)	4,147,620
	TOTAL MONEY MARKET FUNDS (Cost $8,295,239)	8,295,239

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,295,239)	8,295,239

Units
	COLLATERAL FOR SECURITIES LOANED— 8.8%
4,128,300	Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(b),(c),(d)	4,128,300
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,128,300)

	TOTAL INVESTMENTS - 109.2% (Cost $51,608,985)	$51,399,504
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2)%	(4,318,615)
	NET ASSETS - 100.0%	$47,080,889

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

(a)	All or portion of the security is on loan. Total loaned securities had a value of $4,002,366 at December 31, 2025.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(c)	Security purchased with cash proceeds of securities lending collateral; daily liquidity, money market type fund that seeks current income and stable net asset value.

(d)	Investment is valued using net asset value per share as a practical expedient.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2025	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
48,220	State Street Consumer Discretionary Select Sector SPDR ETF	$5,757,950	USD SOFR plus 60 bp	1/22/2027	BRC	$(187,216)
25,640	State Street Consumer Discretionary Select Sector SPDR ETF	3,061,672	USD SOFR plus 60 bp	2/1/2027	BRC	(13,709)
105,180	State Street Financial Select Sector SPDR ETF	5,760,709	USD SOFR plus 60 bp	1/22/2027	BRC	(96,294)
55,800	State Street Financial Select Sector SPDR ETF	3,056,166	USD SOFR plus 60 bp	2/1/2027	BRC	(16,469)
8,440	State Street SPDR S&P 500 ETF Trust	5,755,405	USD SOFR plus 60 bp	1/8/2027	BRC	(20,898)
4,500	State Street SPDR S&P 500 ETF Trust	3,068,640	USD SOFR plus 60 bp	2/1/2027	BRC	(11,902)
21,360	State Street Technology Select Sector SPDR ETF	3,075,199	USD SOFR plus 60 bp	2/1/2027	BRC	(12,772)
9,640	State Street Technology Select Sector SPDR ETF	1,387,871	USD SOFR plus 60 bp	12/18/2026	BRC	64,781
30,250	State Street Technology Select Sector SPDR ETF	4,355,093	USD SOFR plus 60 bp	12/4/2026	BRC	(20,729)
					Total:	$(315,208)

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.7%
	EQUITY - 86.7%
3,763	Invesco QQQ Trust Series 1	$2,311,649
15,899	Invesco S&P 500 Equal Weight ETF	3,045,612
42,648	Invesco S&P 500 Low Volatility ETF	3,045,920
17,419	Vanguard Dividend Appreciation ETF	3,828,348
33,420	Vanguard International Dividend Appreciation ETF	3,056,259
		15,287,788

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,373,080)	15,287,788

	SHORT-TERM INVESTMENTS — 10.2%
	MONEY MARKET FUNDS - 10.2%
896,205	Fidelity Government Portfolio, Class I, 3.64%(a)	896,205
896,206	First American Government Obligations Fund, Class Z, 3.60%(a)	896,206
	TOTAL MONEY MARKET FUNDS (Cost $1,792,411)	1,792,411

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,792,411)	1,792,411

	TOTAL INVESTMENTS - 96.9% (Cost $16,165,491)	$17,080,199
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%	552,959
	NET ASSETS - 100.0%	$17,633,158

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at December 31, 2025	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
60	Invesco QQQ Trust Series 1	$36,859	USD SOFR plus 60 bp	1/15/2027	BRC	$226
70	Invesco QQQ Trust Series 1	43,002	USD SOFR plus 60 bp	6/11/2026	BRC	7,958
70	Invesco QQQ Trust Series 1	43,002	USD SOFR plus 60 bp	6/22/2026	BRC	6,083
80	Invesco QQQ Trust Series 1	49,145	USD SOFR plus 60 bp	7/10/2026	BRC	5,472
290	Invesco QQQ Trust Series 1	178,150	USD SOFR plus 60 bp	7/2/2026	BRC	22,089
3,300	Invesco S&P 500 Equal Weight ETF	632,148	USD SOFR plus 60 bp	1/15/2027	BRC	(1,536)
770	Invesco S&P 500 Equal Weight ETF	147,501	USD SOFR plus 60 bp	5/28/2026	BRC	41,939
6,450	Invesco S&P 500 Equal Weight ETF	1,235,562	USD SOFR plus 60 bp	6/11/2026	BRC	101,252
4,440	Invesco S&P 500 Equal Weight ETF	850,526	USD SOFR plus 60 bp	6/22/2026	BRC	60,136
5,150	Invesco S&P 500 Equal Weight ETF	986,534	USD SOFR plus 60 bp	7/10/2026	BRC	50,768
19,020	Invesco S&P 500 Equal Weight ETF	3,643,471	USD SOFR plus 60 bp	7/2/2026	BRC	220,349
570	Invesco S&P 500 Low Volatility ETF	40,709	USD SOFR plus 60 bp	1/15/2027	BRC	(179)
790	Invesco S&P 500 Low Volatility ETF	56,422	USD SOFR plus 60 bp	5/28/2026	BRC	(385)
1,030	Invesco S&P 500 Low Volatility ETF	73,563	USD SOFR plus 60 bp	6/11/2026	BRC	(1,599)
360	Invesco S&P 500 Low Volatility ETF	25,711	USD SOFR plus 60 bp	6/22/2026	BRC	(816)
850	Invesco S&P 500 Low Volatility ETF	60,707	USD SOFR plus 60 bp	7/10/2026	BRC	(2,298)
2,960	Invesco S&P 500 Low Volatility ETF	211,403	USD SOFR plus 60 bp	7/2/2026	BRC	(7,188)
250	Vanguard Dividend Appreciation ETF	54,945	USD SOFR plus 60 bp	1/15/2027	BRC	149
20	Vanguard Dividend Appreciation ETF	4,396	USD SOFR plus 60 bp	5/28/2026	BRC	2,794
470	Vanguard Dividend Appreciation ETF	103,297	USD SOFR plus 60 bp	6/11/2026	BRC	11,161
300	Vanguard Dividend Appreciation ETF	65,934	USD SOFR plus 60 bp	6/22/2026	BRC	6,468
340	Vanguard Dividend Appreciation ETF	74,725	USD SOFR plus 60 bp	7/10/2026	BRC	4,881
1,290	Vanguard Dividend Appreciation ETF	283,516	USD SOFR plus 60 bp	7/2/2026	BRC	22,280
430	Vanguard International Dividend Appreciation ETF	39,324	USD SOFR plus 60 bp	1/15/2027	BRC	105
500	Vanguard International Dividend Appreciation ETF	45,725	USD SOFR plus 60 bp	5/28/2026	BRC	4,580
840	Vanguard International Dividend Appreciation ETF	76,818	USD SOFR plus 60 bp	6/11/2026	BRC	3,039
440	Vanguard International Dividend Appreciation ETF	40,238	USD SOFR plus 60 bp	6/22/2026	BRC	814
630	Vanguard International Dividend Appreciation ETF	57,614	USD SOFR plus 60 bp	7/10/2026	BRC	(498)
2,300	Vanguard International Dividend Appreciation ETF	210,335	USD SOFR plus 60 bp	7/2/2026	BRC	516
					Total:	$558,560

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to financial statements.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
600	iShares 20+ Year Treasury Bond ETF	$52,296

	TOTAL EXCHANGE-TRADED FUND (Cost $52,847)	52,296

	SHORT-TERM INVESTMENTS — 97.4%
	MONEY MARKET FUNDS - 97.4%
24,172,176	Fidelity Government Portfolio, Class I, 3.64%(a),(b)	24,172,176
24,172,177	First American Government Obligations Fund, Class Z, 3.60%(a),(b)	24,172,177
	TOTAL MONEY MARKET FUNDS (Cost $48,344,353)	48,344,353

	TOTAL SHORT-TERM INVESTMENTS (Cost $48,344,353)	48,344,353

	TOTAL INVESTMENTS - 97.5% (Cost $48,397,200)	$48,396,649
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%	1,217,176
	NET ASSETS - 100.0%	$49,613,825

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
27	Ultra U.S. Treasury Bond Futures	03/23/2026	$3,186,000	$(14,594)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(b)	See Note 10.

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.5%
	ASSET MANAGEMENT - 2.9%
2,244	Futu Holdings Ltd. - ADR(a)	$368,487

	AUTOMOTIVE - 6.9%
38,847	Li Auto, Inc., Class A - ADR(a)	657,680
977	Toyota Motor Corporation - ADR	209,137
		866,817
	BANKING - 24.8%
67,867	Banco Bradesco S.A. - ADR	225,997
7,313	Banco de Chile - ADR	277,894
2,770	Banco Macro S.A. - ADR	249,743
20,272	Banco Santander Chile - ADR	630,662
41,936	Banco Santander S.A. - ADR	491,909
4,686	HSBC Holdings plc - ADR	368,648
3,965	KB Financial Group, Inc. - ADR	341,149
3,899	Mitsubishi UFJ Financial Group, Inc. - ADR	61,838
8,743	Shinhan Financial Group Company Ltd. - ADR	468,887
		3,116,727
	BIOTECH & PHARMA - 11.0%
585	Argenx S.E. - ADR(a)	491,956
37,584	Legend Biotech Corporation - ADR(a)	817,076
570	Novartis A.G. - ADR	78,586
		1,387,618
	CHEMICALS - 0.9%
17,524	Sasol Ltd. - ADR(a)	114,081

	E-COMMERCE DISCRETIONARY - 3.1%
3,436	PDD Holdings, Inc. - ADR(a)	389,608

	ELECTRIC UTILITIES - 3.6%
27,362	Korea Electric Power Corporation - ADR	451,473

	HEALTH CARE FACILITIES & SERVICES - 1.8%
9,637	Fresenius Medical Care A.G. & Company KGaA - ADR	229,553

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 89.5% (Continued)
	INTERNET MEDIA & SERVICES - 1.0%
2,979	Kanzhun Ltd. - ADR	$60,712
866	Trip.com Group Ltd. - ADR	62,274
		122,986
	LEISURE FACILITIES & SERVICES - 2.1%
6,543	Atour Lifestyle Holdings Ltd. - ADR	257,794

	METALS & MINING - 0.9%
2,502	Gold Fields Ltd. - ADR	109,237

	OIL & GAS PRODUCERS - 15.5%
21,112	Eni SpA - ADR	800,989
10,490	Equinor ASA - ADR	247,879
20,609	Petroleo Brasileiro S.A. - ADR	244,217
13,552	Vista Energy S.A.B. de C.V. - ADR(a)	659,440
		1,952,525
	SEMICONDUCTORS - 6.9%
4,101	ARM Holdings PLC - ADR(a)	448,280
1,377	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	418,456
		866,736
	STEEL - 2.0%
6,430	Ternium S.A. - ADR	245,562

	TELECOMMUNICATIONS - 4.4%
15,366	PLDT, Inc. - ADR	334,057
10,182	Telkom Indonesia Persero Tbk P.T. - ADR	214,331
		548,388
	TRANSPORTATION & LOGISTICS - 1.7%
3,989	Latam Airlines Group S.A. - ADR	215,446

	TOTAL COMMON STOCKS (Cost $11,460,026)	11,243,038

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.4%
	EQUITY - 5.4%
1,113	Invesco QQQ Trust Series 1	$683,727
	TOTAL EXCHANGE-TRADED FUNDS (Cost $693,105)	683,727

	SHORT-TERM INVESTMENTS — 4.6%
	MONEY MARKET FUNDS – 4.6%
290,189	Fidelity Government Portfolio, Class I, 3.64%(b)	290,189
290,189	First American Government Obligations Fund, Class Z, 3.60%(b)	290,189
	TOTAL MONEY MARKET FUNDS (Cost $580,378)	580,378

	TOTAL SHORT-TERM INVESTMENTS (Cost $580,378)	580,378

	TOTAL INVESTMENTS - 99.5% (Cost $12,733,509)	$12,507,143
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	64,370
	NET ASSETS - 100.0%	$12,571,513

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 39.9%
	PRIVATE INVESTMENT - 39.9%
7,713	Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund(a),(c)	$4,256,209
N/A	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund(a),(d)	10,669,909
		14,926,118

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $19,331,786)	14,926,118

	SHORT-TERM INVESTMENTS — 60.0%
	MONEY MARKET FUNDS - 60.0%
22,153,025	Fidelity Government Portfolio, Class I, 3.64%(b),(d)	22,153,025
262,127	First American Government Obligations Fund, Class X, 3.64%(b),(c)	262,127
	TOTAL MONEY MARKET FUNDS (Cost $22,415,152)	22,415,152

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,415,152)	22,415,152

	TOTAL INVESTMENTS - 99.9% (Cost $41,746,938)	$37,341,270
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	31,620
	NET ASSETS - 100.0%	$37,372,890

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC – Evolution Strategy Financials Feeder Fund (587) LLC (the “Onshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Financials Master Fund (587) LLC (the “Onshore Master Fund”). Galaxy Plus Fund LLC – Evolution Strategy Commodities Offshore Feeder Fund (586) Segregated Portfolio (the “Offshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Commodities Master Fund (586) LLC (the “Offshore Master Fund). The strategy’s objective is to generate absolute returns through speculative trading of futures interest on U.S. and non-U.S. exchanges, options on futures contracts, forward contracts in metals traded on the London Metal Exchange, and may trade currency forward contracts the interbank market. Quantified Eckhardt Managed Futures Fund invests into each Feeder and then each Feeder invests in the Master.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.

(c)	All or a portion of this investment is a holding of the QEMFS Fund Limited.

(d)	See note 10.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2025

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$98,624,276	$124,883,985	$4,414,513	$247,481,884
At value (a)	$98,209,311	$124,730,012	$4,459,169	$247,711,826
Cash	—	—	—	1,128,132
Deposits with brokers for futures	672,765	—	122,856	33,821,600
Receivable:
Dividends and Interest	77,592	137,217	4,162	653,469
Fund shares sold	10,519	30,990	280	58,528
Unrealized appreciation on futures	—	—	2,444	1,457,483
Unrealized appreciation on swaps	—	1,078,122	—	—
Prepaid expenses and other assets	17,205	14,151	11,546	24,287
Total Assets	98,987,392	125,990,492	4,600,457	284,855,325

Liabilities:
Payables:
Collateral on securities loaned	17,352,064	18,917,171	404,506	—
Fund shares redeemed	14,182	54,312	199	259,355
Investment advisory fees	54,935	67,957	2,623	238,047
Distribution (12b-1) fees	22,636	22,731	907	77,160
Shareholder service fees - Investor Class	10,122	13,576	518	32,277
Payable to related parties	8,261	22,332	2,769	87,746
Unrealized depreciation on swaps	—	1,585,354	—	—
Unrealized depreciation on futures	58,015	—	2,125	—
Total Liabilities	17,520,215	20,683,433	413,647	694,585

Net Assets	$81,467,177	$105,307,059	$4,186,810	$284,160,740
Net Assets Consist of:
Capital Stock	$104,831,439	$153,640,270	$8,043,849	$300,624,850
Accumulated losses	(23,364,262)	(48,333,211)	(3,857,039)	(16,464,110)
Net Assets	$81,467,177	$105,307,059	$4,186,810	$284,160,740

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$74,658,026	$105,185,200	$4,133,170	$256,511,050
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	9,401,670	9,290,075	406,385	16,212,617
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$7.94	$11.32	$10.17	$15.82

Advisor Class Shares:
Net Assets	$6,809,151	$121,859	$53,640	$27,649,690
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	842,333	11,018	5,343	1,860,937
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.08	$11.06	$10.04	$14.86

(a)	Includes loaned securities with a value of $16,936,996, $18,394,717, $394,350 and $0, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2025

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Assets:
Investment securities:
At cost	$53,321,755	$7,396,234	$13,285,333	$127,443,375
At value (a)	$53,491,920	$7,396,234	$13,283,177	$129,032,384
Cash	1,070,569	1,094,108	—	—
Cash collateral for swaps	—	—	5	—
Deposits with brokers for futures	2,280,904	57	594,068	—
Receivable:
Dividends and Interest	146,673	26,366	38,090	264,611
Securities sold	136,640	—	93,540	—
Fund shares sold	13,763	293	225	24,685
Receivable for swaps	—	6,103	—	—
Unrealized appreciation on futures	—	—	425,370	—
Unrealized appreciation on swaps	—	90	123,110	—
Prepaid expenses and other assets	10,360	10,094	11,399	25,209
Total Assets	57,150,829	8,533,345	14,568,984	129,346,889

Liabilities:
Payables:
Collateral on securities loaned	—	—	—	9,831,155
Fund shares redeemed	52,644	8	5,441	9,959
Investment advisory fees	46,398	7,227	11,550	100,918
Payable to related parties	30,223	20,750	18,597	24,436
Shareholder service fees - Investor Class	6,960	1,084	1,733	15,001
Distribution (12b-1) fees	11,600	1,806	2,888	25,912
Unrealized depreciation on swaps	—	9,742	10,815	—
Unrealized depreciation on futures	229,016	—	51,400	—
Total Liabilities	376,841	40,617	102,424	10,007,381

Net Assets	$56,773,988	$8,492,728	$14,466,560	$119,339,508

Net Assets Consist of:
Capital Stock	$58,352,477	$60,700,651	$31,901,302	$125,025,622
Accumulated losses	(1,578,489)	(52,207,923)	(17,434,742)	(5,686,114)
Net Assets	$56,773,988	$8,492,728	$14,466,560	$119,339,508

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$56,773,988	$8,492,728	$14,466,560	$118,267,949
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	3,882,863	1,454,266	3,595,566	7,875,861
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$14.62	$5.84	$4.02	$15.02

Advisor Class Shares:
Net Assets	$—	$—	$—	$1,071,559
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	—	—	—	71,464
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$—	$—	$—	$14.99

(a)	Includes loaned securities with a value of $0, $0, $0 and $9,465,696, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2025

	Quantified	Quantified	Quantified	Quantified	Quantified Eckhardt Managed Futures
	Tactical	Rising Dividend	Government Income	Global	Strategy Fund
	Sectors Fund	Tactical Fund	Tactical Fund	Fund	(Consolidated)
Assets:
Investment securities:
At cost	$51,608,985	$16,165,491	$48,397,200	$12,733,509	$41,746,938
At value (a)	$51,399,504	$17,080,199	$48,396,649	$12,507,143	$37,341,270
Deposits with brokers for futures	—	—	1,109,156	—	—
Unrealized appreciation on swaps	64,781	573,059	—	—	—
Receivable:
Dividends and interest	202,483	5,381	150,209	74,696	72,681
Receivable for swaps closed	28,365	—	—	—	—
Fund shares sold	14,537	—	6,196	—	4,549
Securities sold	—	—	26,146	—	—
Prepaid expenses and other assets	16,181	9,621	5,763	13,811	21,490
Total Assets	51,725,851	17,668,260	49,694,119	12,595,650	37,439,990

Liabilities:
Payables:
Collateral on securities loaned	4,128,300	—	—	—	—
Investment advisory fees	49,808	14,715	41,994	10,881	32,851
Fund shares redeemed	34,224	2	2,593	2,773	9,158
Payable for swaps closed	16,451	—	—	—	—
Distribution (12b-1) fees	12,452	3,679	10,499	2,720	18,385
Shareholder service fees - Investor Class	7,471	2,207	6,299	1,632	2,893
Payable to related parties	16,267	—	4,315	6,131	3,813
Unrealized depreciation on swaps	379,989	14,499	—	—	—
Unrealized depreciation on futures	—	—	14,594	—	—
Total Liabilities	4,644,962	35,102	80,294	24,137	67,100

Net Assets	$47,080,889	$17,633,158	$49,613,825	$12,571,513	$37,372,890

Net Assets Consist of:
Capital Stock	$76,485,258	$18,539,387	$64,076,504	$12,368,852	$44,140,505
Accumulated earnings (losses)	(29,404,369)	(906,229)	(14,462,679)	202,661	(6,767,615)
Net Assets	$47,080,889	$17,633,158	$49,613,825	$12,571,513	$37,372,890

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$47,080,889	$17,633,158	$49,613,825	$12,571,513	$21,176,394
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	6,373,878	1,787,899	7,112,329	1,653,589	2,605,969
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$7.39	$9.86	$6.98	$7.60	$8.13

Advisor Class Shares:
Net Assets	$—	$—	$—	$—	$16,196,496
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	—	—	—	—	2,004,017
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$—	$—	$—	$—	$8.08

(a)	Includes loaned securities with a value of $4,002,366, $0, $0, $0 and $0 , respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2025

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Investment Income
Dividends	$1,628,852	$812,523	$70,404	$630
Interest	252,460	422,863	16,654	3,960,090
Securities lending, net	77,011	38,964	4,328	57
Total Investment Income	1,958,323	1,274,350	91,386	3,960,777

Expenses
Investment advisory fees	329,309	486,552	23,281	1,324,920
Operating services fees	84,811	122,637	10,518	245,225
Distribution (12b-1) fees
Investor Class	101,648	162,033	7,704	299,714
Advisor Class	32,485	606	224	126,066
Shareholder services fees - Investor Class	60,989	97,220	4,623	179,828
Interest expense on line of credit	1,173	—	1,173	—
Custody overdraft fees	—	—	427	—
Miscellaneous expenses	4,500	4,500	4,500	4,500
Total Operating Expenses	614,915	873,548	52,450	2,180,253
Less: Expenses waived by the Advisor	—	—	(4,500)	—
Net Expenses	614,915	873,548	47,950	2,180,253
Net Operating Expenses	614,915	873,548	47,950	2,180,253

Net Investment Income	1,343,408	400,802	43,436	1,780,524

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	1,482,704	10,333,235	556,685	2,672
Futures	(864,617)	—	24,116	38,675,504
Swaps	—	9,590,596	—	—
Capital gain distributions from underlying investment companies	—	—	517	—
	618,087	19,923,831	581,318	38,678,176
Net change in unrealized appreciation (depreciation) on:
Investments	(1,479,942)	(3,343,145)	(13,048)	629,211
Futures	205,728	—	(18,511)	(10,373,810)
Swaps	—	(5,458,425)	—	—
	(1,274,214)	(8,801,570)	(31,559)	(9,744,599)
Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(656,127)	11,122,261	549,759	28,933,577

Net Increase in Net Assets Resulting From Operations	$687,281	$11,523,063	$593,195	$30,714,101

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2025

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Investment Income
Dividends	$1,314	$—	$6,886	$1,324,005
Interest	759,751	183,141	228,275	335,766
Securities lending, net	16	—	63	7,860
Total Investment Income	761,081	183,141	235,224	1,667,631

Expenses
Investment advisory fees	218,707	45,966	64,059	591,490
Distribution (12b-1) fees
Investor Class	54,677	11,491	16,015	146,609
Advisor Class	—	—	—	5,053
Operating services fees	44,774	13,965	16,534	107,885
Shareholder services fees - Investor Class	37,871	6,895	9,609	87,966
Interest expense on line of credit	—	—	—	1,173
Miscellaneous expenses	4,500	4,500	4,500	4,500
Total Operating Expenses	360,529	82,817	110,717	944,676
Less: Expenses waived by the Advisor	(4,500)	—	—	—
Net Expenses	356,029	82,817	110,717	944,676
Net Operating Expenses	356,029	82,817	110,717	944,676

Net Investment Income	405,052	100,324	124,507	722,955

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	20,296	—	52,982	3,020,687
Futures	8,128,981	—	649,651	—
Swaps	—	(221,308)	390,510	—
	8,149,277	(221,308)	1,093,143	3,020,687
Net change in unrealized appreciation (depreciation) on:
Investments	163,567	—	(2,527)	630,361
Futures	(229,016)	—	149,174	—
Swaps	—	(241,140)	204,120	—
	(65,449)	(241,140)	350,767	630,361

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	8,083,828	(462,448)	1,443,910	3,651,048

Net Increase (Decrease) in Net Assets Resulting From Operations	$8,488,880	$(362,124)	$1,568,417	$4,374,003

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2025

					Quantified Eckhardt
	Quantified	Quantified	Quantified	Quantified	Managed Futures
	Tactical	Rising Dividend	Government Income	Global	Strategy Fund
	Sectors Fund	Tactical Fund	Tactical Fund	Fund	(Consolidated)
Investment Income
Dividends (net of foreign withholding tax of $0, $0, $0, $5,896 and $0)	$331,003	$139,620	$1,017	$196,566	1,243
Interest	263,243	28,372	1,069,634	53,910	396,319
Securities lending, net	19,329	—	—	—	—
Total Investment Income	613,575	167,992	1,070,651	250,476	397,562

Expenses
Investment advisory fees	411,066	100,324	269,166	101,874	180,764
Distribution (12b-1) fees
Investor Class	102,767	25,081	67,292	25,469	27,284
Advisor Class	—	—	—	—	71,628
Operating services fees	78,715	22,631	53,756	20,558	39,486
Shareholder services fees - Investor Class	61,660	15,049	40,375	15,281	16,370
Custody overdraft fees	—	—	—	139	—
Miscellaneous expenses	4,500	4,500	4,500	4,500	4,500
Total Operating Expenses	658,708	167,585	435,089	167,821	340,032
Less: Expenses waived by the Advisor	—	(4,500)	(4,500)	(4,500)	(4,500)
Net Expenses	658,708	163,085	430,589	163,321	335,532
Net Operating Expenses	658,708	163,085	430,589	163,321	335,532

Net Investment Income	(45,133)	4,907	640,062	87,155	62,030

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	9,834,217	865,801	741	4,238,855	(801,548)
Futures	—	—	559,332	—	—
Swaps	7,505,559	447,436	—	—	—
	17,339,776	1,313,237	560,073	4,238,855	(801,548)
Net change in unrealized depreciation on:
Investments	(3,536,870)	(52,760)	(722)	(2,734,700)	(1,078,659)
Futures	—	—	(2,410)	—	—
Swaps	(3,069,909)	(38,104)	—	—	—
	(6,606,779)	(90,864)	(3,132)	(2,734,700)	(1,078,659)

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	10,732,997	1,222,373	556,941	1,504,155	(1,880,207)

Net Increase (Decrease) in Net Assets Resulting From Operations	$10,687,864	$1,227,280	$1,197,003	$1,591,310	$(1,818,177)

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)
Operations
Net investment income	$1,343,408	$4,546,458
Net realized gain from investments and futures	618,087	2,591,839
Net change in unrealized appreciation (depreciation) on investments and futures	(1,274,214)	16,569
Net Increase in Net Assets Resulting From Operations	687,281	7,154,866

Distributions to Shareholders from:
Investor Class	(3,202,517)	(4,949,271)
Advisor Class	(273,463)	(320)
Total Distributions to Shareholders	(3,475,980)	(4,949,591)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	111,670,618	570,573,190
Advisor Class	1,715,181	5,434,465
Net asset value of shares issued in reinvestment of distributions
Investor Class	3,191,112	4,940,355
Advisor Class	273,463	320
Payments for shares redeemed
Investor Class	(141,368,991)	(576,885,826)
Advisor Class	(362,504)	(107,826)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(24,881,121)	3,954,678

Total Increase (Decrease) in Net Assets	(27,669,820)	6,159,953

Net Assets:
Beginning of Period	109,136,997	102,977,044
End of Period	$81,467,177	$109,136,997

Share Activity
Investor Class:
Shares Sold	13,441,980	69,961,491
Shares issued in reinvestments of Distributions	399,388	624,571
Shares Redeemed	(17,027,277)	(70,757,723)
Net Decrease in Shares of Beneficial Interest Outstanding	(3,185,909)	(171,661)

Advisor Class:
Shares Sold	203,115	660,571
Shares issued in reinvestments of Distributions	33,636	40
Shares Redeemed	(43,037)	(13,093)
Net Increase in Shares of Beneficial Interest Outstanding	193,714	647,518

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income	$400,802	$1,391,604	$43,436	$483,908
Net realized gain (loss) from investments, futures and Swaps	19,923,831	(11,561,837)	581,318	(1,612,535)
Net change in unrealized depreciation on investments, futures & swaps	(8,801,570)	(1,195,283)	(31,559)	(218,369)
Net Increase (Decrease) in Net Assets Resulting From Operations	11,523,063	(11,365,516)	593,195	(1,346,996)

Distributions to Shareholders from:
Investor Class	(1,426,356)	—	(97,769)	(463,325)
Advisor Class	(680)	—	(1,137)	(592)
Total Distributions to Shareholders	(1,427,036)	—	(98,906)	(463,917)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	53,257,848	246,005,861	8,577,331	19,953,434
Advisor Class	1,333	12,244	15,003	3,338
Net asset value of shares issued in reinvestment of distributions
Investor Class	1,417,064	—	97,769	462,294
Advisor Class	679	—	1,137	592
Payments for shares redeemed
Investor Class	(84,029,862)	(294,499,471)	(10,109,371)	(40,301,816)
Advisor Class	(1,363)	(59,351)	—	(34,673)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(29,354,301)	(48,540,717)	(1,418,131)	(19,916,831)

Total Decrease in Net Assets	(19,258,274)	(59,906,233)	(923,842)	(21,727,744)

Net Assets:
Beginning of Period	124,565,333	184,471,566	5,110,652	26,838,396
End of Period	$105,307,059	$124,565,333	$4,186,810	$5,110,652

Share Activity
Investor Class:
Shares Sold	4,710,431	22,373,457	863,999	2,114,899
Shares issued in reinvestments of Distributions	121,741	—	9,492	49,978
Shares Redeemed	(7,380,764)	(26,858,645)	(1,002,539)	(4,450,893)
Net Decrease in Shares of Beneficial Interest Outstanding	(2,548,592)	(4,485,188)	(129,048)	(2,286,016)

Advisor Class:
Shares Sold	117	1,228	1,533	360
Shares issued in reinvestments of Distributions	60	—	112	65
Shares Redeemed	(126)	(5,257)	—	(3,753)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	51	(4,029)	1,645	(3,328)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,780,524	$4,019,915	$405,052	$994,007
Net realized gain (loss) from investments and futures	38,678,176	(33,657,353)	8,149,277	3,018,991
Net change in unrealized appreciation (depreciation) on investments and futures	(9,744,599)	10,048,064	(65,449)	106,580
Net Increase (Decrease) in Net Assets Resulting From Operations	30,714,101	(19,589,374)	8,488,880	4,119,578

Distributions to Shareholders from:
Investor Class	(24,797,747)	(10,073,765)	(828,102)	(1,136,484)
Advisor Class	(2,723,115)	(15,006)	—	—
Total Distributions to Shareholders	(27,520,862)	(10,088,771)	(828,102)	(1,136,484)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	186,902,554	282,802,875	28,766,626	53,136,506
Advisor Class	9,691,203	18,318,897	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	24,581,101	9,887,682	827,578	1,135,487
Advisor Class	2,723,115	12,229	—	—
Payments for shares redeemed
Investor Class	(129,485,002)	(338,970,982)	(27,720,433)	(41,072,596)
Advisor Class	(4,583,676)	(1,187,523)	—	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	89,829,295	(29,136,822)	1,873,771	13,199,397

Total Increase (Decrease) in Net Assets	93,022,534	(58,814,967)	9,534,549	16,182,491

Net Assets:
Beginning of Period	191,138,206	249,953,173	47,239,439	31,056,948
End of Period	$284,160,740	$191,138,206	$56,773,988	$47,239,439

Share Activity
Investor Class:
Shares Sold	11,070,387	17,184,633	2,140,281	4,444,024
Shares issued in reinvestments of Distributions	1,501,594	535,048	56,107	92,316
Shares Redeemed	(7,509,589)	(20,209,206)	(2,159,274)	(3,469,011)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	5,062,392	(2,489,525)	37,114	1,067,329

Share Activity
Advisor Class:
Shares Sold	614,781	1,417,889	—	—
Shares issued in reinvestments of Distributions	177,171	699	—	—
Shares Redeemed	(286,688)	(88,481)	—	—
Net Increase in Shares of Beneficial Interest Outstanding	505,264	1,330,107	—	—

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Tactical Fixed Income Fund		Quantified Evolution Plus Fund (Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income	$100,324	$948,741	$124,507	$703,254
Net realized gain (loss) from investments, futures and swaps	(221,308)	(1,564,514)	1,093,143	(2,084,246)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(241,140)	424,938	350,767	439,006
Net Increase (Decrease) in Net Assets Resulting From Operations	(362,124)	(190,835)	1,568,417	(941,986)

Distributions to Shareholders from:
Investor Class	(957,681)	(1,178,463)	(5,974,039)	(1,074,046)
Total Distributions to Shareholders	(957,681)	(1,178,463)	(5,974,039)	(1,074,046)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	2,994,537	42,573,931	8,862,978	135,102,440
Net asset value of shares issued in reinvestment of distributions:
Investor Class	952,753	1,175,106	5,969,903	1,070,893
Payments for shares redeemed
Investor Class	(4,005,065)	(84,853,805)	(8,509,034)	(144,571,731)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(57,775)	(41,104,768)	6,323,847	(8,398,398)

Total Increase (Decrease) in Net Assets	(1,377,580)	(42,474,066)	1,918,225	(10,414,430)

Net Assets:
Beginning of Period	9,870,308	52,344,374	12,548,335	22,962,765
End of Period	$8,492,728	$9,870,308	$14,466,560	$12,548,335

Share Activity
Investor Class:
Shares Sold	447,156	5,705,383	1,443,735	20,312,188
Shares issued in reinvestments of Distributions	163,143	163,664	1,404,683	170,524
Shares Redeemed	(596,455)	(11,430,738)	(1,415,735)	(21,938,333)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	13,844	(5,561,691)	1,432,683	(1,455,621)

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Common Ground Fund		Quantified Tactical Sectors Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$722,955	$1,186,790	$(45,133)	$213,923
Net realized gain (loss) from investments and swaps	3,020,687	(2,715,427)	17,339,776	(5,481,027)
Net change in unrealized appreciation (Depreciation) on investments, and swaps	630,361	(238,768)	(6,606,779)	1,218,329
Net Increase (Decrease) in Net Assets Resulting From Operations	4,374,003	(1,767,405)	10,687,864	(4,048,775)

Distributions to Shareholders from:
Investor Class	(816,157)	(6,349,357)	(213,953)	—
Advisor Class*	(3,888)	—	—	—
Total Distributions to Shareholders	(820,045)	(6,349,357)	(213,953)	—

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	118,906,285	457,579,954	101,939,946	97,726,189
Advisor Class*	188,041	867,564	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	812,356	6,307,455	213,188	—
Advisor Class*	3,888	—	—	—
Payments for shares redeemed
Investor Class	(122,221,931)	(518,227,219)	(117,133,955)	(106,964,252)
Advisor Class*	(32,746)	(1,703)	—	—
Total Decrease in Net Assets From Shares of Beneficial Interest	(2,344,107)	(53,473,949)	(14,980,821)	(9,238,063)

Total Increase (Decrease) in Net Assets	1,209,851	(61,590,711)	(4,506,910)	(13,286,838)

Net Assets:
Beginning of Period	118,129,657	179,720,368	51,587,799	64,874,637
End of Period	$119,339,508	$118,129,657	$47,080,889	$51,587,799

Share Activity
Investor Class:
Shares Sold	8,063,815	49,974,310	14,102,510	16,276,365
Shares issued in reinvestments of Distributions	53,585	21,342	28,125	677,941
Shares Redeemed	(8,307,927)	(46,068,427)	(15,449,761)	(18,100,277)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(190,527)	3,927,225	(1,319,126)	(1,145,971)

Share Activity
Advisor Class*:
Shares Sold	12,857	—	—	—
Shares issued in reinvestments of Distributions	257	—	—	—
Shares Redeemed	(2,252)	—	—	—
Net Increase in Shares of Beneficial Interest Outstanding	10,862	—	—	—

*	The Fund’s Advisor Class commenced operations on January 31, 2025.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Quantified Rising Dividend Tactical Fund		Quantified Government Income Tactical Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income	$4,907	$61,288	$640,062	$966,608
Net realized gain from investments, futures and swaps	1,313,237	4,416,127	560,073	349,133
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	(90,864)	(2,887,896)	(3,132)	51,384
Net Increase in Net Assets Resulting From Operations	1,227,280	1,589,519	1,197,003	1,367,125

Distributions to Shareholders from:
Investor Class	(62,339)	—	(1,142,152)	(924,528)
Total Distributions to Shareholders	(62,339)	—	(1,142,152)	(924,528)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	7,655,066	86,392,944	58,608,613	89,811,733
Net asset value of shares issued in reinvestment of distributions:
Investor Class	60,762	—	1,140,940	921,919
Payments for shares redeemed
Investor Class	(17,259,959)	(99,587,333)	(52,309,594)	(76,738,422)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(9,544,131)	(13,194,389)	7,439,959	13,995,230

Total Increase (Decrease) in Net Assets	(8,379,190)	(11,604,870)	7,494,810	14,437,827

Net Assets:
Beginning of Period	26,012,348	37,617,218	42,119,015	27,681,188
End of Period	$17,633,158	$26,012,348	$49,613,825	$42,119,015

Share Activity
Investor Class:
Shares Sold	796,984	6,619,084	8,229,909	13,138,962
Shares issued in reinvestments of Distributions	6,064	34,469	162,991	116,853
Shares Redeemed	(1,808,356)	(6,342,428)	(7,314,023)	(14,616,830)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,005,308)	311,125	1,078,877	(1,361,015)

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

			Quantified Eckhardt Managed Futures
	Quantified Global Fund		Strategy Fund (Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	December 31, 2025	June 30, 2025	December 31, 2025	June 30, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations
Net investment income	$87,155	$547,431	$62,030	$232,845
Net realized gain (loss) from investments	4,238,855	(205,385)	(801,548)	(2,156,930)
Net change in unrealized appreciation (depreciation) on investments	(2,734,700)	2,408,665	(1,078,659)	(3,327,009)
Net Increase (decrease) in Net Assets Resulting From Operations	1,591,310	2,750,711	(1,818,177)	(5,251,094)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(3,810,535)	(549,614)	(731,950)	(92,869)
Advisor Class	—	—	(561,962)	—
Total Distributions to Shareholders	(3,810,535)	(549,614)	(1,293,912)	(92,869)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	39,862,804	224,679,134	44,316,101	188,589,073
Advisor Class**	—	—	7,736,961	11,275,558
Net asset value of shares issued in reinvestment of distributions
Investor Class	3,806,848	545,545	730,557	92,857
Advisor Class**	—	—	561,962	—
Payments for shares redeemed
Investor Class	(108,152,405)	(155,445,704)	(50,805,762)	(155,133,995)
Advisor Class**	—	—	(1,080,298)	(454,072)
Total Increase (decrease) in Net Assets From Shares of Beneficial Interest	(64,482,753)	69,778,975	1,459,521	44,369,421

Total Increase (decrease) in Net Assets	(66,701,978)	71,980,072	(1,652,568)	39,025,458

Net Assets:
Beginning of Year or Period	79,273,491	7,293,419	39,025,458	—
End of Year or Period	$12,571,513	$79,273,491	$37,372,890	$39,025,458

Share Activity
Investor Class:
Shares Sold	3,724,681	21,989,752	5,133,362	19,376,055
Shares issued in reinvestments of Distributions	496,330	58,535	88,984	9,212
Shares Redeemed	(10,337,086)	(14,955,079)	(5,834,256)	(16,167,388)
Net Increase (decrease) in Shares of Beneficial Interest Outstanding	(6,116,075)	7,093,208	(611,910)	3,217,879

Advisor Class**:
Shares Sold	—	—	890,973	1,218,965
Shares issued in reinvestments of Distributions	—	—	68,783	—
Shares Redeemed	—	—	(123,856)	(50,848)
Net Increase in Shares of Beneficial Interest Outstanding	—	—	835,900	1,168,117

*	The Fund commenced operations on October 16, 2024.

**	The Fund’s Advisor Class commenced operations on January 31, 2025.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$8.24		$8.07	$8.30	$8.65	$8.79	$9.04
Activity from investment operations:
Net investment income (1)	0.13		0.24	0.29	0.23	0.08	0.06
Net realized and unrealized gain (loss) on investments and futures	(0.07)		0.24	(0.15)	(0.54)	(0.16)	(0.23)
Total from investment operations	0.06		0.48	0.14	(0.31)	(0.08)	(0.17)

Distributions to Shareholders:
Net investment income	(0.36)		(0.31)	(0.37)	(0.04)	(0.06)	(0.08)
Total distributions	(0.36)		(0.31)	(0.37)	(0.04)	(0.06)	(0.08)

Net asset value, end of year or period	$7.94		$8.24	$8.07	$8.30	$8.65	$8.79

Total return (2)	0.64	% (5)	6.16%	1.62%	(3.53)%	(0.90)%	(1.92)%

Net assets, end of year or period (in 000s)	$74,658		$103,696	$102,968	$133,422	$208,199	$124,443

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.36	% (6)	1.34%	1.35%	1.33%	1.31%	1.41%
Ratio of net investment income (loss) to average net assets (3,4)	3.10	% (6)	2.98%	3.55%	2.68%	0.88%	0.70%
Portfolio turnover rate	449	% (5)	826%	718%	802%	820%	619%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Advisor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$8.39		$8.22	$8.35	$8.70	$8.83	$9.07
Activity from investment operations:
Net investment income (loss) (1)	0.11		0.14	0.24	0.19	0.04	(0.02)
Net realized and unrealized gain (loss) on investments and futures	(0.08)		0.29	(0.16)	(0.54)	(0.17)	(0.22)
Total from investment operations	0.03		0.43	0.08	(0.35)	(0.13)	(0.24)

Distributions to Shareholders:
Net investment income	(0.34)		(0.26)	(0.21)	—	—	—
Total distributions	(0.34)		(0.26)	(0.21)	—	—	—

Net asset value, end of year or period	$8.08		$8.39	$8.22	$8.35	$8.70	$8.83

Total return (2)	0.32	% (5)	5.40%	0.99%	(4.02)%	(1.47)%	(2.65)%

Net assets, end of year or period(in 000s)	$6,809		$5,441	$9	$23	$17	$27

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.96	% (6)	1.98%	1.94%	1.93%	1.91%	2.02%
Ratio of net investment income (loss) to average net assets (3,4)	2.49	% (6)	1.74%	2.92%	2.21%	0.44%	(0.25)%
Portfolio turnover rate	449	% (5)	826%	718%	802%	820%	619%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$10.51		$11.29	$10.11	$9.12	$16.20	$11.02
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.11	0.13	0.08	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and swaps	0.93		(0.89)	1.25	0.91	(3.88)	6.46
Total from investment operations	0.97		(0.78)	1.38	0.99	(3.89)	6.45

Distributions to Shareholders:
Net investment income	(0.16)		—	(0.20)	—	(0.19)	(0.03)
Net realized gains	—		—	—	—	(3.00)	(1.24)
Total distributions	(0.16)		—	(0.20)	—	(3.19)	(1.27)

Net asset value, end of year or period	$11.32		$10.51	$11.29	$10.11	$9.12	$16.20

Total return (2)	9.14	% (5)	(6.91)%	13.88%	10.86%	(28.64)%	60.94%

Net assets, end of year or period (in 000s)	$105,185		$124,453	$184,306	$179,967	$234,197	$360,780

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.35	% (6)	1.34%	1.34%	1.32%	1.30%	1.40%
Ratio of net investment income (loss) to average net assets (3,4)	0.62	% (6)	1.01%	1.25%	0.83%	(0.08)%	(0.07)%
Portfolio turnover rate	358	% (5)	1119%	1289%	1592%	1058%	568%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Advisor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$10.22		$11.04	$9.90	$8.98	$15.92	$10.87
Activity from investment operations:
Net investment income (loss) (1)	0.02		0.03	0.05	0.02	(0.08)	(0.19)
Net realized and unrealized gain (loss) on investments and swaps	0.88		(0.85)	1.24	0.90	(3.83)	6.48
Total from investment operations	0.90		(0.82)	1.29	0.92	(3.91)	6.29

Distributions to Shareholders:
Net investment income	(0.06)		—	(0.15)	—	(0.03)	—
Net realized gains	—		—	—	—	(3.00)	(1.24)
Total distributions	(0.06)		—	(0.15)	—	(3.03)	(1.24)

Net asset value, end of year or period	$11.06		$10.22	$11.04	$9.90	$8.98	$15.92

Total return (2)	8.81	% (5)	(7.43)%	13.14%	10.25%	(29.09)%	60.23%

Net assets, end of year or period (in 000s)	$122		$112	$166	$165	$151	$189

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.95	% (6)	1.94%	1.94%	1.93%	1.90%	2.00%
Ratio of net investment income (loss) to average net assets (3,4)	0.27	% (6)	0.31%	0.53%	0.23%	(0.67)%	(1.48)%
Portfolio turnover rate	358	% (5)	1119%	1289%	1592%	1058%	568%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$9.48		$9.49	$9.17	$9.49	$10.92	$8.62
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.23	0.11	0.22	0.18	(0.04)
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	0.87		(0.09)	0.53 (5)	(0.39)	(0.34)	2.34
Total from investment operations	0.94		0.14	0.64	(0.17)	(0.16)	2.30

Distributions to Shareholders:
Net investment income	(0.25)		(0.15)	(0.32)	(0.15)	(0.16)	—
Net realized gains	—		—	—	—	(1.11)	—
Total distributions	(0.25)		(0.15)	(0.32)	(0.15)	(1.27)	—

Net asset value, end of year or period	$10.17		$9.48	$9.49	$9.17	$9.49	$10.92

Total return (2)	9.84	% (6)	1.48%	7.17%	(1.71)%	(1.99)%	26.68%

Net assets, end of year or period (in 000s)	$4,133		$5,076	$26,773	$6,546	$10,458	$8,627

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.69	% (7)	1.42%	1.50%	1.57%	1.33%	1.56%
Ratio of net expenses to average net assets (3)	1.54	% (7)	1.38%	1.43%	1.49%	1.33%	1.56%
Ratio of net investment income (loss) to average net assets (3,4)	1.40	% (7)	2.43%	1.13%	2.39%	1.77%	(0.43)%
Portfolio turnover rate	365	% (6)	659%	571%	971%	1321%	1031%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Advisor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$9.36		$9.37	$9.03	$9.32	$10.72	$8.51
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.16	0.15	0.15	0.16	(0.05)
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	0.86		(0.09)	0.42 (5)	(0.36)	(0.37)	2.26
Total from investment operations	0.90		0.07	0.57	(0.21)	(0.21)	2.21

Distributions to Shareholders:
Net investment income	(0.22)		(0.08)	(0.23)	(0.08)	(0.08)	—
Net realized gains	—		—	—	—	(1.11)	—
Total distributions	(0.22)		(0.08)	(0.23)	(0.08)	(1.19)	—

Net asset value, end of year or period	$10.04		$9.36	$9.37	$9.03	$9.32	$10.72

Total return (2)	9.56	% (6)	0.77%	6.54%	(2.24)%	(2.45)%	25.97%

Net assets, end of year or period (in 000s)	$54		$35	$66	$71	$70	$82

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	2.34	% (7)	2.07%	2.16%	2.19%	1.94%	2.24%
Ratio of net expenses to average net assets (3)	2.19	% (7)	2.02%	2.10%	2.11%	1.94%	2.24%
Ratio of net investment income (loss) to average net assets (3,4)	0.80	% (7)	1.78%	1.66%	1.68%	1.58%	(0.49)%
Portfolio turnover rate	365	% (6)	659%	571%	971%	1321%	1031%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022		2021
	(Unaudited)
Net asset value, beginning of year or period	$15.38		$18.29	$13.23	$11.52	$17.12		$13.64
Activity from investment operations:
Net investment income (loss) (1)	0.12		0.37	0.33	0.08	(0.19)		(0.19)
Net realized and unrealized gain (loss) on investments and futures	2.01		(2.36)	4.88	1.63	(1.74)		6.95
Total from investment operations	2.13		(1.99)	5.21	1.71	(1.93)		6.76

Distributions to Shareholders:
Net investment income	(0.34)		(0.23)	(0.15)	—	—		0.00 (2)
Net realized gains	(1.35)		(0.69)	—	—	(3.67)		(3.28)
Total distributions	(1.69)		(0.92)	(0.15)	—	(3.67)		(3.28)

Net asset value, end of year or period	$15.82		$15.38	$18.29	$13.23	$11.52		$17.12

Total return (3)	13.45	% (7)	(11.74)%	39.67%	14.84%	(18.23	)% (6)	51.86%

Net assets, end of year or period (in 000s)	$256,511		$171,457	$249,510	$210,778	$140,559		$177,970

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.59	% (8)	1.59%	1.60%	1.58%	1.55%		1.66%
Ratio of net investment income (loss) to average net assets (4,5)	1.40	% (8)	2.19%	2.30%	0.74%	(1.18)%		(1.16)%
Portfolio turnover rate	28	% (7)	153%	38%	102%	168%		238%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Advisor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023		2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$14.52		$17.32	$12.53	$10.98		$16.55	$13.34
Activity from investment operations:
Net investment income (loss) (1)	0.06		0.15	0.24	0.01		(0.28)	(0.28)
Net realized and unrealized gain (loss) on investments and futures	1.90		(2.14)	4.61	1.54		(1.62)	6.77
Total from investment operations	1.96		(1.99)	4.85	1.55		(1.90)	6.49

Distributions to Shareholders:
Net investment income	(0.27)		(0.12)	(0.06)	—		—	—
Net realized gains	(1.35)		(0.69)	—	—		(3.67)	(3.28)
Total distributions	(1.62)		(0.81)	(0.06)	—		(3.67)	(3.28)

Net asset value, end of year or period	$14.86		$14.52	$17.32	$12.53		$10.98	$16.55

Total return (2)	13.13	% (6)	(12.27)%	38.84%	14.12	% (5)	(18.72)%	50.87%

Net assets, end of year or period (in 000s)	$27,650		$19,681	$443	$229		$302	$566

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	2.19	% (7)	2.21%	2.20%	2.18%		2.15%	2.27%
Ratio of net investment income (loss) to average net assets (3,4)	0.80	% (7)	1.11%	1.73%	0.10%		(1.79)%	(1.74)%
Portfolio turnover rate	28	% (6)	153%	38%	102%		168%	238%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$12.28		$11.18	$11.24	$8.32	$13.42	$10.49
Activity from investment operations:
Net investment income (loss) (1)	0.13		0.32	0.37	0.21	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments and futures	2.43		1.08	(0.03)	2.72	(1.94)	3.08
Total from investment operations	2.56		1.40	0.34	2.93	(2.07)	2.95

Distributions to Shareholders:
Net investment income	(0.22)		(0.30)	(0.40)	(0.01)	—	—
Net realized gains	—		—	—	—	(3.03)	(0.02)
Total distributions	(0.22)		(0.30)	(0.40)	(0.01)	(3.03)	(0.02)

Net asset value, end of year or period	$14.62		$12.28	$11.18	$11.24	$8.32	$13.42

Total return (2)	20.80	% (5)	12.55%	3.45%	35.28%	(21.49)%	28.21%

Net assets, end of year or period (in 000s)	$56,774		$47,239	$31,057	$61,401	$18,290	$70,953

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.65	% (6)	1.63%	1.64%	1.62%	1.55%	1.67%
Ratio of net expenses to average net assets (3)	1.63	% (6)	1.61%	1.61%	1.59%	1.55%	1.67%
Ratio of net investment income (loss) to average net assets (3,4)	1.85	% (6)	2.69%	3.33%	2.17%	(1.17)%	(1.12)%
Portfolio turnover rate	226	% (5)	889%	135%	314%	495%	226%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the (4) Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$6.85		$7.48	$7.91	$9.13	$9.99	$10.95
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.21	0.12	0.06	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.34)		(0.58)	(0.54)	(1.28)	(0.74)	(0.59)
Total from investment operations	(0.27)		(0.37)	(0.42)	(1.22)	(0.86)	(0.73)

Distributions to Shareholders:
Net investment income	(0.74)		(0.26)	(0.01)	—	—	—
Net realized gains	—		—	—	—	—	(0.23)
Return of capital	—		—	—	—	—	(0.00	) (5)
Total distributions	(0.74)		(0.26)	(0.01)	—	—	(0.23)

Net asset value, end of year or period	$5.84		$6.85	$7.48	$7.91	$9.13	$9.99

Total return (2)	(3.88	)% (6)	(5.06)%	(5.36)%	(13.36)%	(8.61)%	(6.83)%

Net assets, end of year or period (in 000s)	$8,493		$9,870	$52,344	$113,315	$152,863	$172,596

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.80	% (7)	1.64%	1.61%	1.58%	1.56%	1.66%
Ratio of net investment income (loss) to average net assets (3,4)	2.18	% (7)	2.87%	1.63%	0.72%	(1.20)%	(1.31)%
Portfolio turnover rate	0	% (6)	91%	14%	85%	121%	121%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Represents less than $0.01 per share.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year or period	$5.80		$6.35	$7.45	$7.97	$9.87	$8.90
Activity from investment operations:
Net investment income (loss) (1)	0.06		0.16	0.21	0.12	(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments, futures and swaps	0.83		(0.08)	0.12	(0.63)	(0.50)	1.32
Total from investment operations	0.89		0.08	0.33	(0.51)	(0.62)	1.19

Distributions to Shareholders:
Net investment income	(2.67)		(0.63)	(1.43)	(0.01)	—	(0.22)
Net realized gains	—		—	—	—	(1.28)	—
Total distributions	(2.67)		(0.63)	(1.43)	(0.01)	(1.28)	(0.22)

Net asset value, end of year or period	$4.02		$5.80	$6.35	$7.45	$7.97	$9.87

Total return (2)	12.80	% (5)	0.47%	6.18%	(6.46)%	(8.32)%	13.50%

Net assets, end of year or period (in 000s)	$14,467		$12,548	$22,963	$49,294	$141,943	$58,744

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.73	% (6)	1.67%	1.65%	1.59%	1.56%	1.66%
Ratio of net investment income (loss) to average net assets (3,4)	1.95	% (6)	2.46%	3.04%	1.56%	(1.26)%	(1.37)%
Portfolio turnover rate	1998	% (5)	1708%	329%	635%	514%	594%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
	Six Months Ended		Year Ended June 30,
	December 31, 2025		2025	2024	2023	2022		2021
	(Unaudited)
Net asset value, beginning of year or period	$14.54		$15.45	$13.10	$12.92	$12.81		$9.37
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.12	0.04	0.05	0.04		(0.10)
Net realized and unrealized gain (loss) on investments	0.49		(0.37)	2.34	0.13 (6)	0.84		3.73
Total from investment operations	0.58		(0.25)	2.38	0.18	0.88		3.63

Distributions to Shareholders:
Net investment income	(0.10)		(0.13)	(0.03)	—	—		—
Net realized gains	—		(0.53)	—	—	(0.77)		(0.19)
Total distributions	(0.10)		(0.66)	(0.03)	—	(0.77)		(0.19)

Net asset value, end of year or period	$15.02		$14.54	$15.45	$13.10	$12.92		$12.81

Total return (2)	4.01	% (7)	(1.79)%	18.19%	1.39%	6.35	% (3)	38.99%

Net assets, end of year or period (in 000s)	$118,268		$117,250	$179,720	$100,992	$43,520		$51,981

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.59	% (8)	1.59%	1.71%	1.77%	1.68%		1.78%
Ratio of net investment income (loss) to average net assets (4,5)	1.23	% (8)	0.79%	0.25%	0.39%	0.31%		(0.86)%
Portfolio turnover rate	390	% (7)	711%	860%	1063%	1382%		1001%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the timing of share transactions in relation to fluctuating market values for the year.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
			Period Ended
	Six Months Ended		June 30,
	December 31, 2025		2025 (1)
	(Unaudited)
Net asset value, beginning of period	$14.51		$15.47
Activity from investment operations:
Net investment income (loss) (2)	0.04		(0.02)
Net realized and unrealized gain (loss) on investments	0.49		(0.94)
Total from investment operations	0.53		(0.96)

Distributions to Shareholders:
Net investment income	(0.05)		—
Net realized gains	—		—
Total distributions	(0.05)		—

Net asset value, end of period	$14.99		$14.51

Total return (3)	3.68	% (6)	(6.21	)% (6)

Net assets, end of period (in 000s)	$1,072		$879

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	2.19	% (7)	2.22	% (7)
Ratio of net investment income (loss) to average net assets (4,5)	0.59	% (7)	(0.29	)% (7)
Portfolio turnover rate	390	% (6)	711	% (6)

(1)	The Advisor Class commenced operations on January 31, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Sectors Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
							Period Ended
	Six Months Ended		Year Ended June 30,				June 30,
	December 31, 2025		2025	2024	2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$6.71		$6.96	$6.69	$5.85	$10.56	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.00	(6)	0.02	0.05	0.03	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments and swaps	0.71		(0.27)	0.61	0.82	(4.41)	0.58
Total from investment operations	0.71		(0.25)	0.66	0.85	(4.46)	0.56

Distributions to Shareholders:
Net investment income	(0.03)		—	(0.39)	(0.01)	—	—
Net realized gains	—		—	—	—	(0.25)	—
Total distributions	(0.03)		—	(0.39)	(0.01)	(0.25)	—

Net asset value, end of year or period	$7.39		$6.71	$6.96	$6.69	$5.85	$10.56

Total return (3)	10.62	% (7)	(3.59)%	10.58%	14.58%	(42.89)%	5.60	% (7)

Net assets, end of year or period (in 000s)	$47,081		$51,588	$64,875	$69,952	$75,230	$54,251

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.60	% (8)	1.61%	1.61%	1.58%	1.56%	1.62	% (8)
Ratio of net investment income (loss) to average net assets (4,5)	(0.11	)% (8)	0.33%	0.70%	0.54%	(0.70)%	(0.66	)% (8)
Portfolio turnover rate	308	% (7)	729%	1130%	1223%	1392%	205	% (7)

(1)	The Fund commenced operations on March 4, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents less than $0.01 per share.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Rising Dividend Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
							Period Ended
	Six Months Ended		Year Ended June 30,				June 30,
	December 31, 2025		2025	2024	2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$9.31		$8.87	$7.75	$8.58	$10.24	$10.00
Activity from investment operations:
Net investment income (2)	0.00	(6)	0.02	0.07	0.04	0.01	0.00	(6)
Net realized and unrealized gain (loss) on investments and swaps	0.58		0.42	1.10	(0.67)	(1.62)	0.24
Total from investment operations	0.58		0.44	1.17	(0.63)	(1.61)	0.24

Distributions to Shareholders:
Net investment income	(0.03)		—	(0.05)	—	(0.05)	—
Net realized gains	—		—	—	(0.20)	—	—
Total distributions	(0.03)		—	(0.05)	(0.20)	(0.05)	—

Net asset value, end of year or period	$9.86		$9.31	$8.87	$7.75	$8.58	$10.24

Total return (3)	6.28	% (7)	4.96%	15.19%	(7.28)%	(15.80)%	2.40	% (7)

Net assets, end of year or period (in 000s)	$17,633		$26,012	$37,617	$30,446	$27,418	$21,578

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.68	% (8)	1.66%	1.64%	1.65%	1.59%	1.58	% (8)
Ratio of net expenses to average net assets (4)	1.63	% (8)	1.63%	1.61%	1.62%	1.59%	1.58	% (8)
Ratio of net investment income to average net assets (4,5)	0.05	% (8)	0.20%	0.81%	0.51%	0.11%	0.11	% (8)
Portfolio turnover rate	8	% (7)	208%	173%	469%	288%	0	% (7)

(1)	The Fund commenced operations on April 14, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund (5) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents less than $0.01 per share.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Government Income Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class
							Period Ended
	Six Months Ended		Year Ended June 30,				June 30,
	December 31, 2025		2025	2024	2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$6.98		$6.95	$8.08	$9.46	$10.09	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.09		0.19	0.25	0.13	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investments and futures	0.07		0.11	(0.98)	(1.51)	(0.37)	0.12
Total from investment operations	0.16		0.30	(0.73)	(1.38)	(0.49)	0.09

Distributions to Shareholders:
Net investment income	(0.16)		(0.27)	(0.40)	—	—	—
Net realized gains	—		—	—	—	(0.14)	—
Total distributions	(0.16)		(0.27)	(0.40)	—	(0.14)	—

Net asset value, end of year or period	$6.98		$6.98	$6.95	$8.08	$9.46	$10.09

Total return (3)	2.35	% (6)	4.46%	(9.02)%	(14.59)%	(5.05)%	0.90	% (6)

Net assets, end of year or period (in 000s)	$49,614		$42,119	$27,681	$43,195	$66,188	$6,947

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.62	% (7)	1.64%	1.65%	1.61%	1.56%	1.63	% (7)
Ratio of net expenses to average net assets (4)	1.60	% (7)	1.61%	1.62%	1.59%	1.56%	1.63	% (7)
Ratio of net investment income (loss) to average net assets (4,5)	2.38	% (7)	2.80%	3.36%	1.49%	(1.15)%	(1.28	)% (7)
Portfolio turnover rate	4259	% (6)	415%	86%	593%	766%	98	% (6)

(1)	The Fund commenced operations on April 15, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Global Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended		Year Ended June 30,	Period Ended June 30,
	December 31, 2025		2025	2024 (1)
	(Unaudited)
Net asset value, beginning of year or period	$10.20		$10.78	$10.00
Activity from investment operations:
Net investment income(2)	0.05		0.21	0.12
Net realized and unrealized gain on investments	0.64		1.18	0.66
Total from investment operations	0.69		1.39	0.78

Distributions to Shareholders:
Net investment income	(0.83)		(0.83)	—
Net realized gains	(2.46)		(1.14)	—
Total distributions	(3.29)		(1.97)	—

Net asset value, end of year or period	$7.60		$10.20	$10.78

Total return (3)	6.45	% (6)	14.62%	7.80	% (6)

Net assets, end of year or period (in 000s)	$12,572		$79,273	$7,293

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.64	% (7)	1.64%	1.84	% (7)
Ratio of net expenses to average net assets (4)	1.60	% (7)	1.61%	1.73	% (7)
Ratio of net investment income to average net assets (4,5)	0.86	% (7)	2.02%	2.01	% (7)
Portfolio turnover rate	230	% (6)	982%	524	% (6)

(1)	The Fund commenced operations on November 29, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Eckhardt Managed Futures Strategy Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	Six Months Ended		Period Ended June 30,
	December 31, 2025		2025 (1)
	(Unaudited)
Net asset value, beginning of period	$8.90		$10.00
Activity from investment operations:
Net investment income(2)	0.03		0.06
Net realized and unrealized loss on investments	(0.51)		(1.14)
Total from investment operations	(0.48)		(1.08)

Distributions to Shareholders:
Net investment income	—		(0.02)
Net realized gains	(0.29)		—
Total distributions	(0.29)		(0.02)

Net asset value, end of period	$8.13		$8.90

Total return (3)	(5.41	)% (6)	(10.82	)% (6)

Net assets, end of period (in 000s)	$21,176		$28,647

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.66	% (7)	1.62	% (7)
Ratio of net expenses to average net assets (4)	1.62	% (7)	1.60	% (7)
Ratio of net investment income to average net assets (4,5)	0.58	% (7)	0.82	% (7)
Portfolio turnover rate	0	% (6)	161	% (6)

(1)	The Fund commenced operations on October 16, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Eckhardt Managed Futures Strategy Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Advisor Class
	Six Months Ended		Period Ended June 30,
	December 31, 2025		2025 (1)
	(Unaudited)
Net asset value, beginning of period	$8.89		$10.19
Activity from investment operations:
Net investment income (loss) (2)	—	(6)	0.01
Net realized and unrealized loss on investments	(0.52)		(1.31)
Total from investment operations	(0.52)		(1.30)

Distributions to Shareholders:
Net investment income	—		—
Net realized gains	(0.29)		—
Total distributions	(0.29)		—

Net asset value, end of period	$8.08		$8.89

Total return (3)	(5.87	)% (7)	(12.76	)% (6)

Net assets, end of period (in 000s)	$16,196		$10,379

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	2.26	% (8)	2.27	% (7)
Ratio of net expenses to average net assets (4)	2.22	% (8)	2.24	% (7)
Ratio of net investment income (loss) to average net assets (4,5)	(0.02	)% (8)	0.33	% (7)
Portfolio turnover rate	0	% (7)	161	% (6)

(1)	The Fund commenced operations on October 16, 2024; The Advisor Class commenced operations on January 31, 2025.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents less than $0.01 per share.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to consolidated financial statements.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2025

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Common Ground Fund, Quantified Global Fund and Quantified Eckhardt Managed Futures Strategy Fund, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Common Ground Fund and Quantified Eckhardt Managed Futures Strategy Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value per share (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund currently offer Investor Class shares, which are offered at NAV. The Funds, with the exception of Quantified Common Ground Fund and Quantified Global Fund, are “fund of funds”, in that these Funds will generally invest in other investment companies.

The Funds’ commencement dates and their investment objectives are as follows:

Fund	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a tolerance for risk
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	January 31, 2025	seeks total return
Quantified Tactical Sectors Fund	March 4, 2021	N/A	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Rising Dividend Tactical Fund	April 14, 2021	N/A	seeks total return consistent with a moderate tolerance for risk
Quantified Government Income Tactical Fund	April 15, 2021	N/A	seeks high total return consistent with a moderate tolerance for risk
Quantified Global Fund	November 29, 2023	N/A	seeks total return
Quantified Eckhardt Managed Futures Strategy Fund	October 16, 2024	January 31, 2025	seeks total return

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

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December 31, 2025

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and

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December 31, 2025

actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund may invests in portfolios of exchange traded funds and open-end funds or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, and ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC and private investment funds are not traded on an exchange and are valued at the investment company’s NAV per unit without further adjustment, as a practical expedient of fair value and are not required to be categorized in the fair value hierarchy.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

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December 31, 2025

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$8,321,410	$—	$—	$8,321,410
Exchange-Traded Funds	55,485,465	—	—	55,485,465
Short-Term Investments	17,050,372	—	—	17,050,372
Collateral For Securities Loaned	—	—	—	17,352,064 **
Total Investments	$80,857,247	$—	$—	$98,209,311
Total Assets	$80,857,247	$—	$—	$98,209,311
Liabilities
Derivatives
Futures Contracts ^	$(58,015)	$—	$—	$(58,015)
Total Liabilities	$(58,015)	—	—	$(58,015)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$87,223,055	$—	$—	$87,223,055
Short-Term Investments	18,589,786	—	—	18,589,786
Collateral For Securities Loaned	—	—	—	18,917,171 **
Total Investments	$105,812,841	$—	$—	$124,730,012
Derivatives
Total Return Swaps ^^	$—	$1,078,122	$—	$1,078,122
Total Assets	$105,812,841	$1,078,122	$—	$125,808,134
Liabilities
Derivatives
Total Return Swaps ^^	$—	$(1,585,354)	$—	$(1,585,354)
Total Liabilities	$—	$(1,585,354)	$—	$(1,585,354)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$2,884,995	$—	$—	$2,884,995
Private Investment Fund	—	—	—	402,800	**
Short-Term Investments	766,868	—	—	766,868
Collateral For Securities Loaned	—	—	—	404,506	**
Total Investments	$3,651,863	$—	$—	$4,459,169

Derivatives
Futures Contracts ^	$2,444	$—	$—	$2,444
Total Assets	$3,654,307	$—	$—	$4,461,613
Liabilities
Derivatives
Futures Contracts ^	$(2,125)	$—	$—	$(2,125)
Total Liabilities	$(2,125)	$—	$—	$(2,125)

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$184,293	$—	$—	$184,293
Private Investment Fund	—	—	—	36,483,970	**
Certificate of Deposit *	—	4,005,545	—	4,005,545
Short-Term Investments	207,038,018	—	—	207,038,018
Total Investments	$207,222,311	$4,005,545	$—	$247,711,826
Derivatives
Futures Contracts ^	$1,457,483	$—	$—	$1,457,483
Total Assets	$208,679,794	$4,005,545	$—	$249,169,309

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$136,384	$—	$—	$136,384
Private Investment Fund	—	—	—	3,171,467 **
Short-Term Investments	50,184,069	—	—	50,184,069
Total Investments	$50,320,453	$—	$—	$53,491,920
Liabilities
Derivatives
Futures Contracts ^	$(229,016)	$—	$—	$(229,016)
Total Liabilities	$(229,016)	$—	$—	$(229,016)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Quantified Tactical Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments	$7,396,234	$—	$—	$7,396,234
Total Investments	$7,396,234	$—	$—	$7,396,234
Derivatives
Total Return Swaps ^^	$—	$90	$—	$90
Total Assets	$7,396,234	$90	$—	$7,396,324
Liabilities
Derivatives
Total Return Swaps ^^	$—	$(9,742)	$—	$(9,742)
Total Liabilities	$—	$(9,742)	$—	$(9,742)

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$881,125	$—	$—	$881,125
Short-Term Investments	12,402,052	—	—	12,402,052
Total Investments	$13,283,177	$—	$—	$13,283,177
Derivatives
Futures Contracts ^	$425,370	$—	$—	$425,370
Total Return Swaps ^^	—	123,110	—	123,110
Total Assets	$13,708,547	$123,110	$—	$13,831,657
Liabilities
Derivatives
Futures Contracts ^	$(51,400)	$—	$—	$(51,400)
Total Return Swaps ^^	—	(10,815)	—	(10,815)
Total Liabilities	$(51,400)	$(10,815)	$—	$(62,215)

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$112,671,758	$—	$—	$112,671,758
Short-Term Investments	6,529,471	—	—	6,529,471
Collateral For Securities Loaned	—	—	—	9,831,155	**
Total Investments	$119,201,229	$—	$—	$129,032,384
Total Assets	$119,201,229	$—	$—	$129,032,384

Quantified Tactical Sectors Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$38,975,965	$—	$—	$38,975,965
Short-Term Investments	8,295,239	—	—	8,295,239
Collateral For Securities Loaned	—	—	—	4,128,300 **
Total Investments	$47,271,204	$—	$—	$51,399,504
Derivatives
Total Return Swaps ^^	$—	$64,781	$—	$64,781
Total Assets	$47,271,204	$64,781	$—	$51,464,285
Liabilities
Derivatives
Total Return Swaps ^^	$—	$(379,989)	$—	$(379,989)
Total Liabilities	$—	$(379,989)	$—	$(379,989)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Quantified Rising Dividend Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$15,287,788	$—	$—	$15,287,788
Short-Term Investments	1,792,411	—	—	1,792,411
Total Investments	$17,080,199	$—	$—	$17,080,199
Derivatives
Total Return Swaps ^^	$—	$573,059	$—	$573,059
Total Assets	$17,080,199	$573,059	$—	$17,653,258
Liabilities
Derivatives
Total Return Swaps ^^	$—	$(14,499)	$—	$(14,499)
Total Liabilities	$—	$(14,499)	$—	$(14,499)

Quantified Government Income Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	52,296	$—	$—	$52,296
Short-Term Investments	48,344,353	—	—	48,344,353
Total Investments	$48,396,649	$—	$—	$48,396,649
Total Assets	$48,396,649	$—	$—	$48,396,649
Liabilities
Derivatives
Futures Contracts ^	$(14,594)	$—	$—	$(14,594)
Total Liabilities	$(14,594)	$—	$—	$(14,594)

Quantified Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$11,243,038	—	$—	$11,243,038
Exchange-Traded Fund	683,727	—	—	683,727
Short-Term Investments	580,378	—	—	580,378
Total Investments	$12,507,143	$—	$—	$12,507,143

Quantified Eckhardt Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Private Investment Funds	$—	—	$—	$14,926,118	**
Short-Term Investments	22,415,152	—	—	22,415,152
Total Investments	$22,415,152	$—	$—	$37,341,270

*	Refer to each of the Schedule of Investments for industry classifications.

**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value table.

^	Includes cumulative unrealized gain (loss) on futures contracts open at December 31, 2025.

^^	The amounts shown for swaps are unrealized appreciation/depreciation.

The Funds did not hold any Level 3 securities during the period ended December 31, 2025.

Consolidation of Subsidiaries – The consolidated financial statements of the Quantified Evolution Plus Fund and Quantified Eckhardt Managed Futures Strategy Fund include the accounts of QEPF Fund Limited (“QEPF Ltd.”) and QEMFSF Fund Limited (“QEMFSF Ltd.), respectively, wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. These Funds may invest up to

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December 31, 2025

25% of its total assets in QEPF Ltd. and QEMFSF Ltd., which act as investment vehicles in order to affect certain investments consistent with the Funds’ investment objectives and policies. The subsidiaries commenced operations on December 30, 2019 and October 16, 2024, respectively, and are exempted Cayman Islands company with limited liability.

A summary of the Funds’ investment in QEPF Ltd. And QEMFSF Ltd. are as follows:

	Inception Date.	Net Assets at December 31, 2025	% of Net Assets at December 31, 2025
QEPF Ltd.	12/30/19	$2,242,664	15.5%
QEMFSF Ltd.	10/16/24	$4,519,148	12.1%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. Each Fund may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of December 31, 2025.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. These amounts are included with Net realized and unrealized gain/(loss) on Investments in the Statements of Operations. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a security or “basket” of securities representing a particular

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December 31, 2025

index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index. Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity, equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2025, Quantified Market Leaders Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Tactical Sectors Fund and Quantified Rising Dividend Tactical Fund entered into total return swaps and are subject to applicable master netting arrangements.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature,

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2023 – June 30, 2025) or expected to be taken in the Funds’ June 30, 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, QEPF Ltd. and QEMFSF Ltd. are each an exempted Cayman Islands investment company. QEPF and QEMFSF have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QEPF and QEMFSF are each is a controlled foreign corporation (“CFC”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in Quantified Evolution Plus Fund’s and Quantified Eckhardt Managed Futures Strategy Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months ended December 31, 2025 for the Funds were as follows:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Fund	Purchases	Sales
Quantified Managed Income Fund	$311,577,412	$325,667,639
Quantified Market Leaders Fund	368,752,315	386,987,783
Quantified Alternative Investment Fund	18,059,586	19,902,398
Quantified STF Fund	26,073,594	10,691,847
Quantified Pattern Recognition Fund	7,309,878	7,192,489
Quantified Tactical Fixed Income Fund	—	—
Quantified Evolution Plus Fund	10,009,944	9,265,466
Quantified Common Ground Fund	409,460,961	415,548,021
Quantified Tactical Sectors Fund	195,033,743	202,603,321
Quantified Rising Dividend Tactical Fund	1,395,002	8,626,791
Quantified Government Income Tactical Fund	2,443,633	2,409,006
Quantified Global Fund	51,951,318	109,102,900
Quantified Eckhardt Managed Futures Strategy Fund	—	1,877,143

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2025:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

	Asset derivatives
Quantified Market Leaders Fund	Swaps - Equity Contracts	$1,078,122
Quantified Alternative Investment Fund	Futures - Equity Contracts	2,444
Quantified STF Fund	Futures - Equity Contracts	1,457,483
Quantified Tactical Fixed Income Fund	Swaps - Credit Contracts	90
Quantified Evolution Plus Fund	Futures - Commodity Contracts	420,500
	Futures - Equity Contracts	4,870
	Swaps - Equity Contracts	123,110
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	64,781
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	573,059

	Liability derivatives
Quantified Managed Income Fund	Futures - Equity Contracts	$(2,770)
	Futures - Interest Rate Contracts	(55,245)
Quantified Market Leaders Fund	Swaps - Equity Contracts	(1,585,354)
Quantified Alternative Investment Fund	Futures - Interest Rate Contracts	(2,125)
Quantified Pattern Recognition Fund	Futures - Equity Contracts	(229,016)
Quantified Tactical Fixed Income Fund	Swaps - Credit Contracts	(9,742)
Quantified Evolution Plus Fund	Futures - Equity Contracts	(51,400)
	Swaps - Equity Contracts	(10,815)
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	(379,989)
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	(14,499)
Quantified Government Income Tactical Fund	Futures - Interest Rate Contracts	(14,594)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Transactions in derivative instruments during the six months ended December 31, 2025, were as follows:
		Equity/Interest
		Rate/Credit/Commodity
	Statements of Operations location	Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(355,275)
Equity Risk	Futures	(509,342)
		(864,617)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$811
Equity Risk	Futures	204,917
		205,728
Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$9,590,596
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(5,458,425)

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	(48,247)
Equity Risk	Futures	$72,363
		24,116
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(18,011)
Interest Rate Risk	Futures	(500)
		(18,511)
Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$38,675,504
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(10,373,810)

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$8,128,981
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(229,016)

Quantified Tactical Fixed Income Fund	Net Realized gain (loss) from: (1)
Credit Risk	Swaps	$(221,308)
	Net Change in unrealized appreciation (depreciation) on: (2)
Credit Risk	Swaps	$(241,140)

Quantified Evolution Plus Fund (Consolidated)	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$457,340
Equity Risk	Futures	38,668
Interest Rate Risk	Futures	153,643
		649,651

Commodity Risk	Swaps	(181,208)
Equity Risk	Swaps	571,718
		390,510
	Net Change in unrealized appreciation (depreciation) on: (2)
Commodity Risk	Futures	$420,500
Interest Rate Risk	Futures	(271,326)
		149,174

Commodity Risk	Swaps	91,825
Equity Risk	Swaps	112,295
		204,120

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

		Equity/Interest
		Rate/Credit/Commodity
	Statements of Operations location	Contracts
Quantified Tactical Sectors Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$7,505,559
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(3,069,909)

Quantified Rising Dividend Tactical Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$447,436
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(38,104)

Quantified Government Income Tactical Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$559,332
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(2,410)

(1)	Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The derivative instruments outstanding as of December 31, 2025 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedules of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the schedules of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Barclays or CIBC as the counterparty. If Barclays or CIBC becomes insolvent, Barclays or CIBC may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’s or CIBC’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain (loss) on futures contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of December 31, 2025.

Quantified Managed Income Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(58,015)	$—	$(58,015)	$—	$58,015	$—
Total	$(58,015)	$—	$(58,015)	$—	$58,015	$—

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Swaps	$1,078,122	$—	$1,078,122	$(1,078,122)	$—	$—
Total	$1,078,122	$—	$1,078,122	$(1,078,122)	$—	$—

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented in	Financial
	Amount of	Statement of Assets	the Statement of Assets	Instruments	Cash Collateral
Description	Recognized Liabilities	& Liabilities	& Liabilities	Pledged(2)	Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(1,585,354)	$—	$(1,585,354)	$1,078,122	$—	$(507,232)
Total	$(1,585,354)	$—	$(1,585,354)	$1,078,122	$—	$(507,232)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Futures	$2,444	$—	$2,444	$(2,125)	$—	$319
Total	$2,444	$—	$2,444	$(2,125)	$—	$319

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
			Net Amounts of Liabilities
	Gross Amounts of	Gross Amounts Offset	Presented in the
	Recognized	in the Statement of	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(2,125)	$—	$(2,125)	$2,125	$—	$—
	$(2,125)	$—	$(2,125)	$2,125	$—	$—

Quantified STF Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Gross Amounts
	Presented in the	Gross Amounts	Net Amounts
	Statements of	Offset in the	Presented in the
	Assets &	Statement of Assets	Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Futures	$1,457,483	$—	$1,457,483	$—	$—	$1,457,483
Total	$1,457,483	$—	$1,457,483	$—	$—	$1,457,483

Quantified Pattern Recognition Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	liabilities Presented	Financial
	Recognized	Statement of	in the Statement of	Instruments	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged(2)	Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(229,016)	$—	$(229,016)	$—	$229,016	$—
Total	$(229,016)	$—	$(229,016)	$—	$229,016	$—

Quantified Tactical Fixed Income Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of	Statement of	the Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Swaps	$90	$—	$90	$(90)	$—	$—
Total	$90	$—	$90	$(90)	$—	$—

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	liabilities Presented	Financial
	Recognized	Statement of	in the Statement of	Instruments	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged(2)	Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(9,742)	$—	$(9,742)	$90	$9,652	$—
Total	$(9,742)	$—	$(9,742)	$90	$9,652	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Quantified Evolution Plus Fund:

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Futures	$425,370	$—	$425,370	$(51,400)	$—	$373,970
Swaps	123,110	—	123,110	(10,815)	—	112,295
Total	$548,480	$—	$548,480	$(62,215)	$—	$486,265

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(51,400)	$—	$(51,400)	$51,400	$—	$—
Swaps	$(10,815)	—	$(10,815)	$10,815	$—	$—
Total	$(62,215)	$—	$(62,215)	$62,215	$—	$—

Quantified Tactical Sectors Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in
	Statements of	Statement of	the Statement of	Financial	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Swaps	$64,781	$—	$64,781	$(64,781)	$—	$—
Total	$64,781	$—	$64,781	$(64,781)	$—	$—

Liabilities:					Gross Amounts Not Offset in the Statement
			Gross Amounts	Net Amounts of	of Assets & Liabilities
			Offset in the	liabilities Presented in
	Gross Amounts of		Statement of Assets	the Statement of Assets	Financial Instruments	Cash Collateral
Description	Recognized Liabilities		& Liabilities	& Liabilities	Pledged(2)	Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(379,989	) *	$—	$(379,989)	$64,781	$315,208	$—
Total	$(379,989)		$—	$(379,989)	$64,781	$315,208	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Quantified Rising Dividend Tactical Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts		Net Amounts of Assets
	Presented in the	Gross Amounts Offset	Presented in the
	Statements of Assets &	in the Statement of	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	Liabilities	Instruments	Received	Net Amount
Unrealized Appreciation on Swaps	$573,059	$—	$573,059	$(14,499)	$—	$558,560
Total	$573,059	$—	$573,059	$(14,499)	$—	$558,560

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
			Net Amounts of
		Gross Amounts Offset	Liabilities Presented in the
	Gross Amounts of	in the Statement of	Statement of Assets &	Financial	Collateral
Description	Recognized Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged(1)	Net Amount
Unrealized Depreciation on Swaps	$(14,499)	$—	$(14,499)	$14,499	$—	$—
Total	$(14,499)	$—	$(14,499)	$14,499	$—	$—

Quantified Government Income Tactical Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged(1)	Net Amount
Unrealized Depreciation on Futures	$(14,594)	$—	$(14,594)	$—	$14,594	$—
Total	$(14,594)	$—	$(14,594)	$—	$14,594	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets at an annual rate of 1.00%, except for Quantified Alternative Investment Fund, Quantified Managed Income Fund and Quantified Market Leaders Fund which pay 0.75%. There is no separate advisory fees payable to the CFCs. For the six months ended December 31, 2025, each Fund accrued the following advisory fees:

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Quantified Managed Income Fund	$329,309
Quantified Market Leaders Fund	486,552
Quantified Alternative Investment Fund	23,281
Quantified STF Fund	1,324,920
Quantified Pattern Recognition Fund	218,707
Quantified Tactical Fixed Income Fund	45,966
Quantified Evolution Plus Fund	64,059
Quantified Common Ground Fund	591,490
Quantified Tactical Sectors Fund	411,066
Quantified Rising Dividend Tactical Fund	100,324
Quantified Government Income Tactical Fund	269,166
Quantified Global Fund	101,874
Quantified Eckhardt Managed Futures Strategy Fund	180,764

Pursuant to a liquidity program administrator agreement with the Funds, the Advisor, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor out of pocket expenses and an annual fee of $9,000 per Fund. Pursuant to the liquidity program administrator agreement, the Advisor earned (net of voluntary waivers) the following fees in the Statements of Operations (miscellaneous expenses) for the six months ended December 31, 2025:

Fund	Fees	Waived
Quantified Managed Income Fund	$4,500	$—
Quantified Market Leaders Fund	4,500	—
Quantified Alternative Investment Fund	4,500	(4,500)
Quantified STF Fund	4,500	—
Quantified Pattern Recognition Fund	4,500	(4,500)
Quantified Tactical Fixed Income Fund	4,500	—
Quantified Evolution Plus Fund	4,500	—
Quantified Common Ground Fund	4,500	—
Quantified Tactical Sectors Fund	4,500	—
Quantified Rising Dividend Tactical Fund	4,500	(4,500)
Quantified Government Income Tactical Fund	4,500	(4,500)
Quantified Global Fund	4,500	(4,500)
Quantified Eckhardt Managed Futures Strategy Fund	4,500	(4,500)

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of UFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which the Funds pay fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Funds. Under the Plans, Investor Class shares of a Funds may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Funds’ average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months ended December 31, 2025, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$101,648	$32,485	$134,133
Quantified Market Leaders Fund	162,033	606	162,639
Quantified Alternative Investment Fund	7,704	224	7,928
Quantified STF Fund	299,714	126,066	425,780
Quantified Pattern Recognition Fund	54,677	—	54,677
Quantified Tactical Fixed Income Fund	11,491	—	11,491
Quantified Evolution Plus Fund	16,015	—	16,015
Quantified Common Ground Fund	146,609	5,053	151,662
Quantified Tactical Sectors Fund	102,767	—	102,767
Quantified Rising Dividend Tactical Fund	25,081	—	25,081
Quantified Government Income Tactical Fund	67,292	—	67,292
Quantified Global Fund	25,469	—	25,469
Quantified Eckhardt Managed Futures Strategy Fund	27,284	71,628	98,912

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the six months ended December 31, 2025, pursuant to the Shareholder Services Agreement, each Fund accrued:

Investor Class
Quantified Managed Income Fund	$60,989
Quantified Market Leaders Fund	97,220
Quantified Alternative Investment Fund	4,623
Quantified STF Fund	179,828
Quantified Pattern Recognition Fund	37,871
Quantified Tactical Fixed Income Fund	6,895
Quantified Evolution Plus Fund	9,609
Quantified Common Ground Fund	87,966
Quantified Tactical Sectors Fund	61,660
Quantified Rising Dividend Tactical Fund	15,049
Quantified Government Income Tactical Fund	40,375
Quantified Global Fund	15,281
Quantified Eckhardt Managed Futures Strategy Fund	16,370

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

During the six months ended December 31, 2025, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund received $91,944, $44,993, $6,073, $269, $165, $420, $113,952, $16,592, $526, $413 and $78,636 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at December 31, 2025, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$99,504,529	$221,824	$(1,517,042)	$(1,295,218)
Quantified Market Leaders Fund	126,228,210	320,254	(1,818,452)	(1,498,198)
Quantified Alternative Investment Fund	4,437,716	62,621	(41,168)	21,453
Quantified STF Fund	248,361,652	232,667	(882,493)	(649,826)
Quantified Pattern Recognition Fund	53,343,851	171,467	(23,398)	148,069
Quantified Tactical Fixed Income Fund	7,395,866	368	—	368
Quantified Evolution Plus Fund	13,289,844	1,879	(8,546)	(6,667)
Quantified Common Ground Fund	128,854,857	3,915,882	(3,738,355)	177,527
Quantified Tactical Sectors Fund	51,604,696	222,113	(427,305)	(205,192)
Quantified Rising Dividend Tactical Fund	17,609,681	963,836	(1,493,318)	(529,482)
Quantified Government Income Tactical Fund	48,432,717	2	(36,070)	(36,068)
Quantified Global Fund	12,910,603	226,925	(630,385)	(403,460)
Quantified Eckhard Managed Futures Strategy Fund	43,366,583	—	(6,025,313)	(6,025,313)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024, was as follows:

	Ordinary	Long-Term	Return of	Tax Exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Quantified Managed Income Fund	$4,949,591	$—	$—	$—	$4,949,591
Quantified Alternative Investment Fund	463,917	—	—	—	463,917
Quantified STF Fund	10,088,771	—	—	—	10,088,771
Quantified Pattern Recognition Fund	1,136,484	—	—	—	1,136,484
Quantified Tactical Fixed Income Fund	1,178,463	—	—	—	1,178,463
Quantified Evolution Plus Fund	1,074,046	—	—	—	1,074,046
Quantified Common Ground Fund	6,349,357	—	—	—	6,349,357
Quantified Government Income Tactical Fund	924,528	—	—	—	924,528
Quantified Global Fund	549,614	—	—	—	549,614
Quantified Eckhardt Managed Futures Strategy Fund	92,869	—	—	—	92,869

	For the period ended June 30, 2024:
	Ordinary	Long-Term	Return of	Tax Exempt
Portfolio	Income	Capital Gains	Capital	Income	Total
Quantified Managed Income Fund	$5,579,669	$—	$—	$—	$5,579,669
Quantified Market Leaders Fund	4,604,181	—	—	—	4,604,181
Quantified Alternative Investment Fund	149,386	—	—	—	149,386
Quantified STF Fund	1,890,831	—	—	—	1,890,831
Quantified Pattern Recognition Fund	1,090,186	—	—	—	1,090,186
Quantified Tactical Fixed Income Fund	46,531	—	—	—	46,531
Quantified Evolution Plus Fund	2,819,019	—	—	—	2,819,019
Quantified Common Ground Fund	306,845	—	—	—	306,845
Quantified Tactical Sectors Fund	4,254,456	—	—	—	4,254,456
Quantified Rising Dividend Tactical Fund	284,803	—	—	—	284,803
Quantified Government Income Tactical Fund	813,095	—	—	—	813,095

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

As of June 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$2,512,261	$—	$—	$(23,272,548)	$—	$184,724	$(20,575,563)
Quantified Market Leaders Fund	1,396,524	—	(5,103,292)	(61,518,610)	—	6,796,140	(58,429,238)
Quantified Alternative Investment Fund	77,110	—	—	(4,462,939)	—	34,501	(4,351,328)
Quantified STF Fund	3,843,414	—	(9,910,280)	(12,311,446)	—	(1,279,037)	(19,657,349)
Quantified Pattern Recognition Fund	365,237	—	—	(9,589,006)	—	(15,498)	(9,239,267)
Quantified Tactical Fixed Income Fund	947,611	—	—	(52,067,585)	—	231,856	(50,888,118)
Quantified Evolution Plus Fund	5,862,305	—	—	(18,795,460)	—	(95,965)	(13,029,120)
Quantified Common Ground Fund	147,823	—	(8,935,061)	—	—	(452,834)	(9,240,072)
Quantified Tactical Sectors Fund	212,966	—	—	(46,177,625)	—	6,086,379	(39,878,280)
Quantified Rising Dividend Tactical Fund	61,288	—	—	(2,252,400)	—	119,942	(2,071,170)
Quantified Government Income Tactical Fund	457,610	—	—	(14,939,791)	—	(35,349)	(14,517,530)
Quantified Global Fund	799,553	—	(708,907)	—	—	2,331,240	2,421,886
Quantified Eckhardt Managed Futures Strategy Fund	588,962	702,166	—	—	—	(4,946,654)	(3,655,526)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open Section 1256 contracts, swap contracts, passive foreign investment companies, corporation return of capital distributions and tax differences related to partnership investments.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Quantified Market Leaders Fund	$5,103,292
Quantified STF Fund	9,910,280
Quantified Common Ground Fund	8,935,061
Quantified Global Fund	708,907

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

At June 30, 2025, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Quantified Managed Income Fund	$12,866,876	$10,405,672	$23,272,548	$1,979,840
Quantified Market Leaders Fund	59,992,877	1,525,733	61,518,610	—
Quantified Alternative Investment Fund	4,173,498	289,441	4,462,939	—
Quantified STF Fund	4,880,605	7,430,841	12,311,446	—
Quantified Pattern Recognition Fund	3,760,674	5,828,332	9,589,006	3,134,956
Quantified Tactical Fixed Income Fund	23,465,232	28,602,353	52,067,585	—
Quantified Evolution Plus Fund	12,205,734	6,589,726	18,795,460	—
Quantified Common Ground Fund	—	—	—	675,670
Quantified Tactical Sectors Fund	46,177,625	—	46,177,625	—
Quantified Rising Dividend Tactical Fund	—	2,252,400	2,252,400	5,753,583
Quantified Government Income Tactical Fund	6,086,119	8,853,672	14,939,791	393,538

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses, distributions in excess, and tax adjustments related to certain funds wholly owned subsidiaries’, resulted in reclassification for the year ended June 30, 2025, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Quantified Market Leaders Fund	$(1,421,582)	$1,421,582
Quantified Evolution Plus Fund	(290,793)	290,793
Quantified Tactical Sectors Fund	(354,873)	354,873
Quantified Rising Dividend Tactical Fund	(152,854)	152,854
Quantified Eckhardt Managed Futures Strategy Fund	(1,688,437)	1,688,437

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2025, Axos Clearing LLC held 73.00% of the Quantified Managed Income Fund, 76.09% of the Quantified Market Leaders Fund, 75.51% of the Quantified Alternative Investment Fund, 63.86% of the Quantified STF Fund, 77.95% of the Quantified Pattern Recognition Fund, 77.99% of the Quantified Tactical Fixed Income Fund, 79.63% of the Quantified Evolution Plus Fund, 72.60% of the Quantified Common Ground Fund, 84.15% of the Quantified Tactical Sectors Fund, 86.79% of the Quantified Rising Dividend Tactical Fund, 80.24% of the Quantified Government Income Tactical Fund, 74.52% of the Quantified Global Fund and 45.30% of the Quantified Eckhardt Managed Future Strategy Fund, and National Financial Services, LLC held 28.79% of the Quantified Eckhardt Managed Future Strategy Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest greater than 25% of their net assets in the corresponding investments. The Funds may redeem these investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. Other than Mount Vernon Liquid Assets Portfolio, LLC and

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund, the financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. Upon request by a Quantified Eckhardt Managed Futures Strategy Fund shareholder, the Fund will provide the financial statements of the Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund.

		Percentage of
Fund	Investment	Net Assets
Quantified Market Leaders Fund	iShares Russell 2000 Value ETF	31.5%
Quantified STF Fund	Fidelity Government Portfolio Class I	36.4%
	First American Government Obligations Fund Class Z	36.5%
Quantified Pattern Recognition Fund	Fidelity Government Portfolio Class I	44.2%
	First American Government Obligations Fund Class Z	44.2%
Quantified Tactical Fixed Income Fund	Fidelity Government Portfolio Class I	43.5%
	First American Government Obligations Fund Class Z	43.6%
Quantified Evolution Plus Fund	Fidelity Government Portfolio Class I	37.9%
	First American Government Obligations Fund Class Z	37.9%
Quantified Government Income Tactical Fund	Fidelity Government Portfolio Class I	48.7%
	First American Government Obligations Fund Class Z	48.7%
Quantified Eckhardt Managed Futures Strategy Fund	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	28.5%
	Fidelity Government Portfolio Class I	59.3%
11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, at the time of the loan, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of December 31, 2025, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

		Overnight and Continuous
Fund	Value of Securities Loaned	Value of Collateral*
Quantified Managed Income Fund	$16,936,996	$17,352,064
Quantified Market Leaders Fund	18,394,717	18,917,171
Quantified Alternative Investment Fund	394,350	404,506
Quantified Common Ground Fund	9,465,696	9,831,155
Quantified Tactical Sectors Fund	4,002,366	4,128,300

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Schedules of Investments.

12.	LINE OF CREDIT

The Quantified Alternative Investment Fund, Quantified Common Ground Fund, and the Quantified Managed Income Fund (“Borrowing Funds”) have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount a Borrowing Fund is allowed to borrow under its agreement is lesser of $15,000,000, 20% of the gross market

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2025

value of the Borrowing Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrowing Fund. Borrowings under each agreement bear interest at the Prime Rate, per annum, on the principal balance outstanding. The maturity date of the line of credit was October 30, 2025. During the six months ended December 31, 2025, the Borrowing Funds did not access the line of credit which was not renewed.

13.	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

14.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting www.advisorspreferred.com/quantified-funds.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Renewal of the Investment Advisory and Sub-Advisory Agreements for Quantified Managed Income Fund, Quantified Market Leaders Fund; Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Pattern Recognition Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund (all together the “Quantified Funds”).

At an in-person Board meeting held on May 21, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Quantified Funds: Managed Income, Market Leaders, Alternative Investment (and its subsidiary) (“QAIF Fund Limited”), respectively; STF, Tactical Fixed Income, Evolution Plus Plan and its subsidiary, (“QEPF Fund Limited”), Common Ground, Pattern Recognition, Tactical Sectors, Rising Dividend Tactical, Government Income and Global. The Board also considered the renewal of each sub-advisory agreement (the “Sub-Advisory Agreements”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan” or “FPI”)). The Board and Directors of the QAIF Fund Limited, QEPF Fund Limited, each a wholly owned foreign subsidiary of Alternative Investment and Evolution Plus respectively, approved the renewal of the investment advisory agreements between QAIF Fund Limited and QEPF Fund Limited and the Adviser (the “Subsidiary Advisory Agreements”) as well as the subsidiary sub-advisory agreements (the “Subsidiary Sub-Advisory Agreements”) between the Adviser and Flexible Plan with respect to the QAIF Fund Limited and QEPF Fund Limited. The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to a Fund include the subsidiary as the context indicates; collectively (the “Advisory Agreements”). The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

The Board then reviewed and discussed the written materials that were provided by Advisers Preferred, LLC, and Flexible Plan, in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Quantified Funds. The Board members relied upon the advice of independent legal counsel and their own business judgement in determining the material factors to be considered in evaluating the Advisory Agreements with respect to Quantified Funds. The Board conducted some of their deliberations on a joint basis for the Adviser and Flexible Plan the given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Funds that have a subsidiary.

Nature, Extent and Quality of Services:

With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for each Quantified Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for the Quantified Funds, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. The Board considered the depth of resources of the Adviser and the Sub-Adviser. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred, LLC:

The Board reviewed the balance sheet of the Adviser as of March 31, 2025, and the income statement and balance sheet at March 31, 2025 and the profit and loss statement for January through March 31, 2025. The Board also reviewed the audited financials of the Adviser as of December 31, 2024. The Adviser reported $1.5 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to raise assets and fees as discussed earlier. The Board confirmed with Ms. Ayers-Rigsby that the Adviser has access to additional capital if so required.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and was recently appointed to serve as the CCO for The North Country Funds. The Trustees acknowledged they are confident in her abilities with respect to all positions, and Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP (a cybersecurity consultancy)with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Directors & Officers Error & Omissions Professional Liability Insurance (“E&O/E&O”) is in place. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Flexible Plan:

The Board reviewed the balance sheet as of December 31, 2024 and profit & loss statement for calendar year ended December 31, 2024 from Flexible Plan and confirmed there were no changes to its financial conditions since then. The Board recalled the presentation by the Sub-Adviser and earlier discussions concerning reverse breakpoint fee splits, and the financial stability of FPI. The Board noted that over 60% of the assets managed by Flexible Plan are directed into purchases of the Gold Funds and Quantified Funds. The Board saw that Mr. Wagner remains dedicated to growing the Funds as investment vehicles under the various strategies for his clients, and determined Flexible Plan is financially equipped to continue to serve the Flex Funds as Sub-Adviser.

The Board confirmed with the CCO that she works closely with the CCO of FPI, and she had reviewed the policies and procedures manual of the Sub-Adviser, including latest revisions and business continuity plans. The Board confirmed that cybersecurity risk management is the responsibility of the Chief Information Officer/Chief Insurance Security Officer of Flexible Plan and that there were no reported breaches. The Trustees also noted that FPI has D&O/E&O coverage.

The Board determined that Flexible Plan has a compliance program in place that is reasonably designed to prevent violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing the Quantified Funds.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of the Funds. The Board considered the Adviser’s other responsibilities under the Advisory Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Quantified Funds, obtaining derivative agreements, and reporting to the Board. The Trustees kept in mind that the Sub-Adviser’s emphasis is how their strategies work and it use of the Funds as rotational vehicles, not necessarily for individual Fund performance. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to the respective Quantified Fund’s investment objectives and to be carrying out its functions appropriately.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

With respect to the performance, the Board reviewed the Sub-Adviser’s daily management and investment strategies and considered the updated performance of each of the Quantified Funds through March 31, 2025 compared to their primary benchmark and Morningstar category for various periods provided by the Adviser. Counsel noted there were additions/changes to Morningstar categories presented for certain Quantified Funds for a more comprehensive comparison. The Board recalled the earlier detailed presentations by the portfolio manager of Flexible Plan with respect to strategy and each Quantified Fund’s performance for various periods with explanations for over/under performance.

Quantified Managed Income Fund: With respect to Managed Income, (as measured by Investor Class shares) the Board noted the Fund lagged the Morningstar category for the one-, three-, five- and since-inception periods ended March 31, 2025. With respect to the Bloomberg Aggregate Bond Index, its benchmark, the Fund underperformed for the one- three- and since-inception periods ended March 31, 2025 while outperforming for the five-year period. The Board reviewed the Fund’s positive return for all periods and reflected on the Fund’s total return seeking strategy and observed the performance of each of the dividend paying stock, high-yield bond trading sleeve and rotational ETF sleeve and its effect on the Fund’s performance whether good or bad with resulting swings in performance. The Board recalled the Sub-Adviser’s earlier discussion on the strategy, and how Flexible Plan uses the Fund as a diversifying investment without purely focusing on the specific performance of the Fund. The Board concluded that Managed Income performance, while below expectations, was acceptable in light of the previous factors and noted it expects the Fund will continue to grow as part of the Sub-Adviser’s rebalancing of clients’ accounts.

Quantified Alternative Investment Fund (and subsidiary): For Alternative Investment, the Board noted the Fund (as measured by Investor Class shares) underperformed the S&P 500 for the one-, three-, five-, and since-inception periods ended March 31, 2025. The Board discussed how the Fund’s strategy can lead to investment in ultra-long futures, thus making it difficult to benchmark. The Trustees further noted the Fund lagged the Morningstar Macro Trading category for the one- three- and five-year periods. The Board acknowledged that the S&P 500 does not directly correspond to the Fund’s investment strategy and noted that the Macro Trading category follows the alternative investment strategy of the Fund more closely and the Funds underperformance is more comparable. The Board concluded the Fund’s performance, while below expectations, was acceptable.

Quantified Market Leaders Fund: The Board noted that Market Leaders (as measured by Investor Class shares) underperformed the MSCI ACWI Net Index for all periods reviewed. The Fund outperformed the Morningstar Tactical Allocation category for the five-year and ten year periods, while lagging for the one- and three-year period ended March 31, 2025. The Board noted the changes to sector allocation as discussed and acknowledged that the nature of the Fund’s strategy had led to periods of underperformance. The Board noted the Sub-Adviser’s refinements are designed to improve performance and serve to mitigate risk. The Board concluded that because of the Fund’s novel nature and strategy, performance was acceptable.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

Quantified STF Fund: The Board acknowledged the Fund (as measured by Investor Class shares) underperformed its benchmark, NASDAQ 100 Total Return Index, and the Morningstar Tactical Allocation category for all periods ended March 31, 2025. The Board noted that the Fund’s strategy includes a risk management element, with market exposure mitigates triggered in part by volatility which can result in a whipsaw effect to the Fund and is the main cause of its underperformance. It was acknowledged by the Board that the signals utilized in the STF strategy are not always correct in identifying and amplifying trending markets when there is such high volatility. The Board discussed how the Morningstar Tactical Sector is not a perfect comparison, yet somewhat informative. The Board concluded performance was acceptable.

Quantified Tactical Fixed Income Fund: Tactical Fixed (as measured by Investor Class shares) lagged both its benchmark, Bloomberg Aggregate Bond Index, and the Morningstar Nontraditional Bond category for all periods ended March 31, 2025. The Board acknowledged the recent change in strategy to focus on high yield bonds differentiating the Fund from the Government Income and deemphasizing U.S. Treasuries in an attempt to find higher returns. The Board determined additional time was needed for the Fund’s new strategy to improve the Fund’s performance. The Board concluded performance was nonetheless acceptable.

Quantified Evolution Plus Fund (and Subsidiary): The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-year period ended March 31, 2025, and noted the Fund outperformed both the S&P 500 Index, and the Morningstar Tactical Allocation category. The Fund outperformed the Morningstar Tactical Allocation period for the three-year period as well but lagged for the five-year period. Longer term, the Fund underperformed the S&P 500 Index for the three-, five year and since inception periods. The Trustees discussed the various sources causing the Fund’s underperformance. The Board realized the wide-ranging and novel nature of the Fund’s capital appreciation seeking strategy and observed that the Fund does not follow an index-tracking strategy and, therefore, swings in performance are to be expected. The Board concluded that adjustments to the Fund’s allocation strategy may improve performance but concluded performance is considered acceptable.

Quantified Common Ground Fund: For all periods ended March 31, 2025, Common Ground (as measured by Investor Class shares) underperformed its benchmarks, the S&P 1500 Index, and the Morningstar Tactical Allocation category except with respect to the one-year period when the Fund beat the Morningstar category. The Board noted that for the since inception period the Fund was slightly behind the S&P 1500 Index. The Board took into consideration that the Fund filters portfolio investments using both SRI (Socially Responsible Investing) and BRI (Biblically Responsible Investing) standards which can lead to periods of under or over performance as these sectors can fall in and out of favor. The Board determined to continue monitoring performance and found it is currently acceptable.

Quantified Pattern Recognition Fund: For the one-, three-, five-year, and since-inception periods ended March 31, 2025, the Board noted the Fund (as measured by Investor Class shares) underperformed its benchmark S&P 500 Index, while also lagging the Morningstar Large Blend category for the one-,three- and five-year periods. The Board discussed and took into

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

consideration the Sub-Adviser’s ongoing refinement of the Fund’s strategy including refined trend following, mean reversion, and pattern recognition sub-strategies. The Board agreed to continue to monitor the Fund’s performance, and concluded performance was considered acceptable.

Quantified Tactical Sectors Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for the one-, three- year and since-inception periods ended March 31, 2025, and found the Fund trailed both the S&P 500 Index and the Morningstar Large Blend category. The Board noted the Fund’s positive performance for the three-year period. The Board noted the Sub-Adviser’s adjustments to the industry sectors strategy and mean reversion strategy in an attempt to improve future performance and agreed to monitor the Fund’s performance, but concluded performance, while below expectations, was acceptable.

Quantified Government Income Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for periods ended March 31, 2025 and found it had underperformed the Bloomberg Aggregate Bond Index and the Morningstar Intermediate Core Bond category for the one-, three-year and since-inception periods. The Board noted that the since-inception Morningstar Intermediate Core Bond category comparison was unavailable. The Board noted the Sub-Adviser’s ongoing plans to adjust to a more tactical strategy sensitive to changes in interest rates to attempt to enhance returns. The Board agreed to continue to monitor the Fund’s performance, and concluded it was acceptable in light of the Sub-Adviser’s plans.

Quantified Rising Dividend Tactical Fund: The Board reviewed the Fund’s performance (as measured by Investor Class shares) for one-, three year and since inception periods ended March 31, 2025, and found it lagged both the S&P 500 Index and the Morningstar Large Blend category. The Sub-Adviser had discussed how the Fund avoided the first market downturn in 2024, but stock selection (with a dividend focused strategy) had caused the Fund to underperform. The Sub-Adviser continues investments in dividend paying ETFs with exposure to weighted indexed ETFs and continues to attempt to maintain lower drawdowns. The Board noted the specialized nature of the Fund and that the Fund is not an index fund. The Trustees will continue to monitor the Fund’s performance, but concluded it was nonetheless acceptable.

Quantified Global Fund: The Board found the Fund’s performance for the one-year and since inception periods ended March 31, 2025 exceeded its benchmark, the MSCI ACWI and the Morningstar Global category. The Fund trailed its benchmark since its inception on November 29, 2023 while the Morningstar Global category was unavailable. The Board determined it best to reassess Fund performance at a later date, but concluded performance was acceptable.

In summary, for the performance of the Quantified Funds, the Board felt that with Adviser oversight, under the sub-adviser’s portfolio management, and with relevant strategy refinements, all the Quantified Funds are expected to continue to provide acceptable returns for shareholders over the long term.

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

Fees and Expenses: As to the costs of the services provided to each Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Quantified Fund compared to its peer group and Morningstar category or categories as presented in the Meeting Materials. The Board acknowledged that the Adviser pays the sub-adviser directly consistent with agreements and any breakpoints in effect.

Quantified Managed Income Fund: The Board noted the advisory fee of 0.75% for Managed Income was within range of the Morningstar Conservative Allocation category, and above average and well below the maximum management fee. The Trustees discussed net expenses of 1.67% for Investor Class shares and found it was above average of the net expenses for the Morningstar Conservative Allocation category, but within range. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.26% was within range and below the maximum net expenses for the Morningstar Conservative Allocation category range of expenses.

Quantified Market Leaders Fund: The Board noted the advisory fee of 0.75% for Market Leaders was below average for the Morningstar Tactical Allocation category, and below the maximum management fee. The Trustees discussed net expenses of 1.48% for Investor Class shares and found they were below average for the net expenses for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Trustees noted the net expense ratio of 2.08% was below the average of the net expense ratio for the Morningstar Tactical Allocation C Class category.

Quantified Alternative Investment Fund (and subsidiary): The Board noted the advisory fee of 0.75% for Alternative Investment was below the average for the Morningstar Macro Trading category. The Trustees discussed the net expenses of 2.70% for Investor Class shares and found them above the average and above the maximum range for net expenses for the Morningstar Macro Trading A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 3.36% was above both the average and the maximum net expense ratio for the Morningstar Macro Trading C Class category. The Trustees concluded that the above range total expenses were acceptable because they are not within the Adviser’s nor Sub-Adviser’s control.

Quantified STF Fund: The Board noted the advisory fee of 1.00% for STF was within range and well below the maximum of the Morningstar Tactical Allocation category. The Trustees discussed net expenses of 1.69% for Investor Class shares and found they were slightly below the average and well below the maximum net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.29% was slightly below the average and well below the maximum net expense ratio for the Morningstar Tactical Allocation C Class category.

Quantified Tactical Fixed Income Fund: The Board noted the advisory fee of 1.00% for Tactical Fixed was within range and well below the maximum management fee for the Morningstar Nontraditional Bond category. The Board discussed net expenses of 1.65% for Investor Class

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

shares and found it within range of net expenses for the Morningstar Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.25% was above the average and well below the maximum net expense ratio for the Morningstar Nontraditional Bond C Class category.

Quantified Evolution Plus Fund (and subsidiary): The Board noted the advisory fee of 1.00% for Evolution Plus was within range of the Morningstar Tactical Allocation category. The Trustees discussed net expenses of 1.74% for Investor Class shares and found they were slightly below the average net expense for the Morningstar Tactical Allocation A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.34% was slightly below the average net expense ratio for the Morningstar Tactical Allocation Class C Class category.

Quantified Common Ground Fund: The Board noted the advisory fee of 1.00% for Common Ground was within range of the management fee for the Morningstar Mid-Cap Blend category. The Trustees discussed net expenses of 1.72% for Investor Class shares and found them below the maximum and within range of the net expense for the Morningstar Mid Cap Blend A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.32% was within range of net expense ratio for the Morningstar Mid Cap Blend C Class category and below the maximum net expenses.

Quantified Pattern Recognition Fund: The Board noted the advisory fee of 1.00% for Pattern Recognition was within range for the Morningstar Large Blend category and below the maximum management fee. The Trustees discussed net expenses of 1.75% for Investor Class shares and found it was within the range of the Morningstar Large Blend category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.35% was within the range of the Morningstar Large Blend C category and in line with the maximum net expenses.

Quantified Tactical Sectors Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend category and well below the maximum management fee. The Trustees discussed net expenses of 1.72% for Investor Class shares and found they were within range of the net expense ratios, and below the maximum net expenses for the Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.32% was within range of the net expense ratio, and below the maximum net expenses for the Morningstar Large Blend C Class category.

Quantified Government Income Tactical Fund: The Board noted that the Fund’s investment strategy did not lend itself to a single Morningstar category and the advisory fee of 1.00% for the Fund was above the upper end of the range of the Morningstar Intermediate Core Bond category while below the upper end of the Morningstar Nontraditional Bond category. The Trustees discussed net expenses of 1.76% for Investor Class shares and found they were above range of the net expense ratios for the Morningstar Intermediate Core Bond A Class category and below the top end of the Nontraditional Bond A Class category. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.40% was above range of the net expense ratio for the Morningstar Intermediate Core Bond C Class category and below the top end of the Morningstar Nontraditional Bond C Class category. The Board noted the narrow

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

strategy of the Morningstar Intermediate Core Bond C Class category constituents, and the better fit of Government Income Tactical into the Morningstar Nontraditional Bond category.

Quantified Rising Dividend Tactical Fund: The Board noted the advisory fee of 1.00% for the Fund was within range of the Morningstar Large Blend category and below the maximum management fee. The Trustees discussed net expenses of 1.80% for Investor Class shares and found it within range of the net expense ratios for the Morningstar Large Blend A Class. With regards to Adviser Class shares, the Board noted the net expense ratio of 2.40% was just slightly above the 2.38% upper end of the range of the net expense ratios for the Morningstar Large Blend C Class category.

Quantified Global Fund: The Board noted that Global advisory fee of 1.00% was within range of the Morningstar Global Allocation category and below the maximum management fee. The Trustees discussed net expenses for Investor Class shares of 1.88% and found them within range and lower than maximum expense for the Morningstar category. With respect to Advisor Class shares expense ratio of 2.48%, the Board found them to be with range of the Morningstar Class A +75% category and lower than the maximum expense ratio.

In the review of expenses with respect to each Quantified Fund, the Board reviewed and considered the split of the Advisory fee between the Adviser and the sub-adviser (the sub-adviser being paid by the Adviser, not the respective Fund), and determined it was acceptable and reasonable for the services being provided to the respective Quantified Fund. The Board concluded that the advisory fees and net expenses of each Quantified Fund were reasonable, taking into consideration the complex investment strategy for the Quantified Funds.

Profitability of Adviser. The Board considered the level of profitability for the Adviser, and if their fees were the result of arms-length negotiations with respect to the Sub-Advisory Agreement. The Trustees reviewed the levels of profits to the Adviser for the fiscal year ended December 31, 2024 from each Quantified Fund with respect to advisory fees and from the total relationship with each Quantified Fund. They considered whether profits from each Quantified Fund were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structures for each respective Fund. The Board discussed the reverse breakpoint split fees applicable to the Quantified Funds. The Board considered the split with the Sub-Adviser to be reasonable for the services provided. The Board concluded the Adviser having excess profits from advising the Quantified Funds is not a concern.

Quantified Funds: Managed Income, Market Leaders, Alternative, STF, Common Ground,
Evolution Plus, Pattern Recognition, Tactical Fixed Fund, Tactical Sectors, Rising
Dividend, Government Income and Global:

With respect to the Quantified Funds identified above, the Board noted that after fees paid to the Sub-Adviser, the Advisory fees were minimal, and the Adviser operated at a loss or a very slight profit. The Board noted the Adviser operated Managed Income at a breakeven point and all other Funds at a loss when taking into account the totality of the relationship with the

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

Funds. The Board considered the split with the Sub-Adviser to be reasonable for the services provided.

The Board discussed the reverse breakpoint split in advisory fees, and the Adviser’s ability to continue to manage and operate the Quantified Funds at a loss. Ms. Ayers-Rigsby stated Flexible Plan has a strong sales team to assist with marketing. She also noted that with the addition of recently launched Eckhardt Fund the Adviser’s profits should increase (or losses diminish). The Board concluded that based on assets levels and services provided, profit levels for the Adviser are not a concern at this time. The Board concluded they would continue to monitor the Adviser’s profitability as assets of the Quantified Funds grow.

Profitability of Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the year with respect to Quantified Funds They noted the situation for each Fund with respect to sub-advisory fees and from the total relationship with each Fund. With regards to Quantified Funds, the Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with similar investment strategies or have fee structures that are not directly comparable. The Board, in consultation with counsel, noted that current court rulings with respect to profitability suggest up to or even over a 70% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

Quantified Funds: Managed Income, Market Leaders, Alternative Investment Fund

With respect to the above referenced Quantified Funds, and after a review of the Sub-Adviser’s profitability, the Board noted Flexible Plan operated each Fund at a loss when reviewing sub-advisory fees and at a loss when reviewing the total relationship with the Fund. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits is not of current concern.

Quantified Funds: STF Fund, Common Ground, Evolution Plus, Pattern Recognition, Tactical
Fixed Income, Tactical Sectors, Rising Dividend, Government Fixed and Globa

With respect to the above referenced Quantified Funds, the Board reviewed the profitability of Flexible Plan and noted the Sub-Adviser made a modest profit from managing each Fund. The Board found that the Sub-Adviser’s profits remained basically the same when including other income earned from their total relationship with the Fund as show below:

With the sub-advisory fees based on average assets of combined Quantified Funds and taking into account the reverse breakpoint fee schedule, the Board acknowledged it is unlikely that the Sub-Adviser will, with respect to sub-advisory fees, or when taking into account the totality of the relationship, experience excess profits from its relationship with the any of the Quantified Funds. The Board stated they will monitor profit levels from each Quantified Fund as Flexible Plan continues to build assets of the Quantified Funds.

Economies of Scale.

As to the extent to which the Quantified Funds will realize economies of scale, the Adviser reported an estimate of $700 million per Fund. The Board discussed the Adviser’s expectations

The Quantified Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
December 31, 2025

for the growth in net assets of each Quantified Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Quantified Funds continue to grow.

Conclusion. Counsel assisted the Board throughout the 15(c) review process. The Board members relied upon the advice of counsel, and their own business judgement, in determining the material factors to be considered in evaluating each of the Advisory Agreement and Subsidiary Advisory Agreements, Sub-Advisory and Subsidiary Sub-Advisory Agreements. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to the Advisory Agreements, separately that (i) the terms of the Advisory Agreements are reasonable; (ii) the compensation payable by each Quantified Fund to Advisors Preferred, LLC under the Advisory Agreements is determined to be for investment advisory services that are not primarily intended to result in sales of shares of the Fund (iii) compensation payable under the Agreements is based on services provided that are in addition to rather than duplicative of services provided by other investment funds, ETFs, mutual funds and similar productions (iv) such compensation is determined to be fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable business judgement and (v) the Advisory Agreements are in the best interests of each of each of the Quantified Funds and its respective shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	2/25/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	2/25/26

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	2/25/26